Prospectus
March 1, 2016
Domestic Equity Funds

	Institutional Class	Administrative Class	Investor Class	Retirement Class
Growth Funds
Harbor Capital Appreciation Fund	HACAX	HRCAX	HCAIX	HNACX
Harbor Mid Cap Growth Fund	HAMGX	HRMGX	HIMGX	HNMGX
Harbor Small Cap Growth Fund	HASGX	HRSGX	HISGX	HNSGX
Harbor Small Cap Growth Opportunities Fund	HASOX	HRSOX	HISOX	HNSOX
Value Funds
Harbor Large Cap Value Fund	HAVLX	HRLVX	HILVX	HNLVX
Harbor Mid Cap Value Fund	HAMVX	HRMVX	HIMVX	HNMVX
Harbor Small Cap Value Fund	HASCX	HSVRX	HISVX	HNVRX
The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Harbor Capital Appreciation Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees[1]	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[2]	0.10%	0.10%	0.22%	0.05%
Total Annual Fund Operating Expenses[2]	0.70%	0.95%	1.07%	0.65%
Fee Waiver[1,2]	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[1,2]	0.65%	0.90%	1.02%	0.60%
1  The Adviser has contractually agreed to reduce the management fee to 0.56% on assets between $5 billion and $10 billion, 0.54% on assets between $10 billion and $20 billion and 0.53% on assets over $20 billion through February 28, 2017. Only the Board of Trustees may modify or terminate this agreement.
2  Restated to reflect current fees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 66	$218	$383	$ 862
Administrative Class	$ 92	$297	$519	$1,158
Investor Class	$104	$334	$584	$1,298
Retirement Class	$ 61	$202	$356	$ 802

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 37%.
Principal Investment Strategy
Principal Style Characteristics: Mid to large cap growth stocks
The Fund invests primarily in equity securities, principally common and preferred stocks, of U.S. companies with market capitalizations of at least $1 billion at the time of purchase and that the Subadviser considers to have above average prospects for growth.
The Subadviser uses a bottom-up approach, researching and evaluating individual companies, to manage the Fund’s portfolio. This research includes visits to companies and discussions with company management.
In selecting stocks for the Fund’s portfolio, the Subadviser looks for companies that it believes have the following financial characteristics:
■	Superior absolute and relative earnings growth
■	Superior sales growth, improving sales momentum and high levels of unit growth
■	High or improving profitability
■	Strong balance sheets
In addition, the Subadviser looks for companies that have actually achieved or exceeded expected earnings results and, in the opinion of the Subadviser, are attractively valued relative to their growth prospects.
The Subadviser focuses on stocks of companies that it believes have distinct attributes such as:
■	Strong market position with a defensible franchise
■	Unique marketing competence
■	Strong research and development leading to superior new product flow
■	Capable and disciplined management
The Subadviser prefers companies that are in the early stages of demonstrating the above financial and other characteristics.
The stocks of mid and large cap companies in the Fund’s portfolio are those the Subadviser expects to maintain or achieve above average earnings growth. The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.

Fund Summary
Harbor Capital Appreciation Fund

Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.
Mid Cap Risk: The Fund’s performance may be more volatile because it invests in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.
Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared with those of the Fund’s benchmark index and other comparative indices, which have investment characteristics similar to those of the Fund. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
The Fund’s best and worst calendar quarters during this time period were:
	Total Return	Quarter/Year
Best Quarter	19.08%	Q1 2012
Worst Quarter	-20.75%	Q4 2008

Average Annual Total Returns — As of December 31, 2015
	One Year	Five Years	Ten Years	Since Inception	Inception Date
Harbor Capital Appreciation Fund
Institutional Class Before Taxes	10.99%	14.35%	8.38%	11.45%	12-29-1987
After Taxes on Distributions	9.30%	13.48%	7.94%	N/A
After Taxes on Distributions and Sale of Fund Shares	7.62%	11.50%	6.83%	N/A
Administrative Class Before Taxes	10.72%	14.06%	8.11%	9.73%	11-01-2002
Investor Class Before Taxes	10.58%	13.92%	7.97%	9.56%	11-01-2002
Retirement Class* Before Taxes	10.99%	14.35%	8.38%	11.45%	03-01-2016
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Russell 1000® Growth	5.67%	13.53%	8.53%	9.91%	12-29-1987
S&P 500	1.38%	12.57%	7.31%	10.27%	12-29-1987
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but somewhat higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Jennison Associates LLC has subadvised the Fund since 1990.

Fund Summary
Harbor Capital Appreciation Fund

Portfolio Managers
Spiros Segalas Jennison Associates LLC
Mr. Segalas is a Director, the Chief Investment Officer, President and a founding member of Jennison Associates and has managed the Fund since 1990.
Kathleen A. McCarragher Jennison Associates LLC
Ms. McCarragher is a Director, Managing Director and the Head of Growth Equity of Jennison Associates and has co-managed the Fund since 2013. She has been involved in portfolio management for the Fund since 1998.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	None
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	N/A
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	N/A
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  Limited only to employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Mid Cap Growth Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[1]	0.11%	0.11%	0.23%	0.06%
Total Annual Fund Operating Expenses[1]	0.86%	1.11%	1.23%	0.81%
1  Restated to reflect current fees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 87	$273	$475	$1,057
Administrative Class	$113	$352	$610	$1,348
Investor Class	$125	$389	$674	$1,485
Retirement Class	$ 82	$258	$448	$ 998

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 82%.
Principal Investment Strategy
Principal Style Characteristics: Mid cap companies with significant capital appreciation potential
The Fund invests primarily in equity securities, principally common and preferred stocks of mid cap companies. We define mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $15 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $15 billion as mid cap companies. As of
December 31, 2015, the range of the Index was $718 million to $30.5 billion, but it is expected to change frequently.
The Subadviser uses a bottom up approach, employing fundamental analysis to identify individual companies for potential inclusion in the Fund’s portfolio.
In analyzing companies for investment, the Subadviser looks for, among other things, companies that it believes have:
■	Strong earnings growth
■	Improving operating trends
■	Competitive advantages such as a superior management team
■	Attractive relative value within the context of a security’s primary trading market
Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies. The Fund may invest up to 25% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets. The Fund may invest up to 10% of its total assets in equity securities of privately held companies. The Fund expects that these would normally be later-stage private companies that are seeking strategic capital investments to facilitate their next phase of development prior to experiencing a liquidity event, such as through an initial public offering of their shares.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.
Mid Cap Risk: The Fund’s performance may be more volatile because it invests primarily in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.
Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of

Fund Summary
Harbor Mid Cap Growth Fund

U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Privately Held Company Risk: Investments in the equity securities of privately held companies involve greater risk than investments in equity securities of public companies. Because there is no public market for the company’s securities, it can be difficult to determine current valuations for the company overall and for the specific securities held by the Fund. Further, the Fund would not be able to sell these securities until a liquidity event occurs, such as through an initial public offering of the company’s stock, which is normally outside the control of the Fund and Subadviser. Accordingly, these securities should be considered illiquid. There is also significantly less information available about these companies’ business models, quality of management, earnings growth potential, and other criteria used to evaluate their investment prospects.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
The Fund’s best and worst calendar quarters during this time period were:
	Total Return	Quarter/Year
Best Quarter	20.22%	Q3 2009
Worst Quarter	-24.65%	Q4 2008
Average Annual Total Returns — As of December 31, 2015
	One Year	Five Years	Ten Years	Since Inception	Inception Date
Harbor Mid Cap Growth Fund
Institutional Class Before Taxes	1.04%	10.19%	7.59%	3.38%	11-01-2000
After Taxes on Distributions	-1.75%	7.57%	6.16%	N/A
After Taxes on Distributions and Sale of Fund Shares	2.85%	7.70%	5.94%	N/A
Administrative Class Before Taxes	0.81%	9.92%	7.32%	10.90%	11-01-2002
Investor Class Before Taxes	0.72%	9.78%	7.19%	10.77%	11-01-2002
Retirement Class* Before Taxes	1.04%	10.19%	7.59%	3.38%	03-01-2016
Comparative Index (reflects no deduction for fees, expenses or taxes)
Russell Midcap® Growth	-0.20%	11.54%	8.16%	4.44%	11-01-2000
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but somewhat higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Wellington Management Company LLP has subadvised the Fund since September 20, 2005.

Fund Summary
Harbor Mid Cap Growth Fund

Portfolio Managers
Michael T. Carmen, CFA Wellington Management Company LLP
Mr. Carmen is a Senior Managing Director and Equity Portfolio Manager of Wellington Management and has managed the Fund since 2005.
Stephen Mortimer Wellington Management Company LLP
Mr. Mortimer is a Senior Managing Director and Equity Portfolio Manager of Wellington Management and has been involved in portfolio management and securities analysis for the Fund since 2010.
Mario E. Abularach, CFA Wellington Management Company LLP
Mr. Abularach is a Senior Managing Director and Equity Research Analyst of Wellington Management and has been involved in portfolio management and securities analysis for the Fund since 2006.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	None
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	N/A
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	N/A
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  Limited only to employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Small Cap Growth Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[1]	0.11%	0.11%	0.23%	0.06%
Total Annual Fund Operating Expenses[1]	0.86%	1.11%	1.23%	0.81%
1  Restated to reflect current fees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 87	$273	$475	$1,057
Administrative Class	$113	$352	$610	$1,348
Investor Class	$125	$389	$674	$1,485
Retirement Class	$ 82	$258	$448	$ 998

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 78%.
Principal Investment Strategy
Principal Style Characteristics: Small cap growth stocks demonstrating consistent or accelerating earnings growth
The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2015, the range of the Index was $19 million to $6.5 billion, but it is expected to change frequently.
The Subadviser uses a bottom-up approach by first identifying companies that meet the Subadviser’s strict fundamental criteria and then performing a qualitative review on each identified company to select companies for inclusion in the Fund’s portfolio. This means that the Subadviser’s individual stock selections primarily determine the Fund’s sector weightings. The Subadviser’s research also may include initial personal interviews and continuing contacts with company management.
In selecting stocks for the Fund’s portfolio, the Subadviser looks for companies that it believes possess the following characteristics:
■	Accelerating earnings growth
■	Strong balance sheet
■	Attractive valuation as measured by price/earnings to growth ratio
In addition, the Subadviser prefers companies that it believes possess the following qualitative characteristics:
■	Superior company management
■	Significant insider ownership
■	Unique market position and broad market opportunities
■	Solid financial controls and accounting
Under normal market conditions, the Fund expects to invest in approximately 60 to 80 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.
Small Cap Risk: The Fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

Fund Summary
Harbor Small Cap Growth Fund

Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
The Fund’s best and worst calendar quarters during this time period were:
	Total Return	Quarter/Year
Best Quarter	19.58%	Q2 2009
Worst Quarter	-26.85%	Q4 2008
Average Annual Total Returns — As of December 31, 2015
	One Year	Five Years	Ten Years	Since Inception	Inception Date
Harbor Small Cap Growth Fund
Institutional Class Before Taxes	-1.31%	10.34%	8.52%	8.16%	11-01-2000
After Taxes on Distributions	-4.05%	7.64%	6.72%	N/A
After Taxes on Distributions and Sale of Fund Shares	1.50%	7.97%	6.82%	N/A
Administrative Class Before Taxes	-1.52%	10.08%	8.26%	10.42%	11-01-2002
Investor Class Before Taxes	-1.74%	9.91%	8.10%	10.25%	11-01-2002
Retirement Class* Before Taxes	-1.31%	10.34%	8.52%	8.16%	03-01-2016
Comparative Index (reflects no deduction for fees, expenses or taxes)
Russell 2000® Growth	-1.38%	10.67%	7.95%	4.98%	11-01-2000
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but somewhat higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Westfield Capital Management Company, L.P. has subadvised the Fund since its inception in 2000.

Fund Summary
Harbor Small Cap Growth Fund

Portfolio Managers
William Muggia Westfield Capital Management Company, L.P.
Mr. Muggia is the President, Chief Investment Officer, Chief Executive Officer, Portfolio Manager and a Managing Partner of Westfield and has been a manager of the Fund since its inception in 2000.
Ethan Meyers, CFA Westfield Capital Management Company, L.P.
Mr. Meyers is the Director of Research, Portfolio Manager and Managing Partner of Westfield and has co-managed the Fund since its inception in 2000.
John Montgomery Westfield Capital Management Company, L.P.
Mr. Montgomery is Managing Partner, Portfolio Strategist and Chief Operating Officer of Westfield and has co-managed the Fund since 2011.
Bruce Jacobs, CFA Westfield Capital Management Company, L.P.
Mr. Jacobs is a Portfolio Manager and Managing Partner of Westfield and has co-managed the Fund since 2011.
Hamlen Thompson Westfield Capital Management Company, L.P.
Mr. Thompson is a Portfolio Manager and Managing Partner of Westfield and has co-managed the Fund since 2011.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	None
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	N/A
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	N/A
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  Limited only to employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Small Cap Growth Opportunities Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[1]	0.17%	0.17%	0.29%	0.12%
Total Annual Fund Operating Expenses[1]	0.92%	1.17%	1.29%	0.87%
1  Restated to reflect current fees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 94	$292	$508	$1,128
Administrative Class	$119	$371	$642	$1,417
Investor Class	$131	$408	$706	$1,553
Retirement Class	$ 88	$277	$481	$1,069

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 103%.
Principal Investment Strategy
Principal Style Characteristics: Small cap stocks with above average growth potential
The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2015, the range of the Index was $19 million to $6.5 billion, but it is expected to change frequently.
The Subadviser’s investment strategy focuses on identifying rapidly growing small cap companies that are in an early or transitional stage of their development, before their full potential is discovered by the market. The Subadviser utilizes bottom-up, fundamental research involving both quantitative and qualitative aspects to identify companies for investment. The Subadviser uses quantitative analysis to identify potential companies for growth characteristics, such as:
■	Material revenue growth
■	Sustainable and/or expanding margins
■	Consistent earnings
■	Strong free cash flow generation
The Subadviser assesses the attractiveness of the valuation of these growth companies by analyzing a variety of valuation metrics, such as enterprise values relative to earnings and free cash flows, and price-to-earnings ratios, among others. The Subadviser then uses detailed qualitative analysis to further identify companies that possess the following characteristics:
■	Strong management team
■	Well-defined business plan
■	Defensible market positions, such as through higher barriers to entry
■	Potential for growth in the market for the company’s products and/or services
The Subadviser may sell a holding if the price target for the company is reached, the investment thesis for the company has fundamentally changed, the Subadviser becomes less comfortable with the company’s management team and/or the Subadviser identifies more attractive investment opportunities.
Under normal market conditions, the Fund expects to invest in approximately 80 to 100 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of small cap companies.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.
Small Cap Risk: The Fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources.

Fund Summary
Harbor Small Cap Growth Opportunities Fund

They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
The Fund’s best and worst calendar quarters during this time period were:
	Total Return	Quarter/Year
Best Quarter	7.34%	Q4 2014
Worst Quarter	-13.85%	Q3 2015
Average Annual Total Returns — As of December 31, 2015
	One Year	Five Years	Ten Years	Since Inception	Inception Date
Harbor Small Cap Growth Opportunities Fund
Institutional Class Before Taxes	-3.06%	N/A	N/A	2.89%	02-01-2014
After Taxes on Distributions	-4.18%	N/A	N/A	2.17%
After Taxes on Distributions and Sale of Fund Shares	-1.46%	N/A	N/A	1.98%
Administrative Class Before Taxes	-3.26%	N/A	N/A	2.64%	02-01-2014
Investor Class Before Taxes	-3.44%	N/A	N/A	2.49%	02-01-2014
Retirement Class* Before Taxes	-3.06%	N/A	N/A	2.89%	03-01-2016
Comparative Index (reflects no deduction for fees, expenses or taxes)
Russell 2000® Growth	-1.38%	N/A	N/A	3.08%	02-01-2014
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but somewhat higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Elk Creek Partners, LLC has subadvised the Fund since its inception in 2014.

Fund Summary
Harbor Small Cap Growth Opportunities Fund

Portfolio Managers
Cam Philpott, CFA Elk Creek Partners, LLC
Mr. Philpott is a Portfolio Manager and Principal of Elk Creek and has co-managed the Fund since 2014.
Lance Marx, CFA Elk Creek Partners, LLC
Mr. Marx is a Portfolio Manager and Principal of Elk Creek and has co-managed the Fund since 2014.
David Hand, CFA Elk Creek Partners, LLC
Mr. Hand is a Portfolio Manager and Principal of Elk Creek and has co-managed the Fund since 2014.
Hiren Patel, Ph.D. Elk Creek Partners, LLC
Mr. Patel is a Portfolio Manager and Principal of Elk Creek and has co-managed the Fund since 2014.
Sean McGinnis, CFA Elk Creek Partners, LLC
Mr. McGinnis is a Portfolio Manager and Principal of Elk Creek and has co-managed the Fund since 2014.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	None
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	N/A
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	N/A
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  Limited only to employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Large Cap Value Fund

Fund Summary
Investment Objective
The Fund seeks long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[1]	0.12%	0.12%	0.24%	0.07%
Total Annual Fund Operating Expenses[1]	0.72%	0.97%	1.09%	0.67%
Expense Reimbursement[1,2]	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses After Expense Reimbursement[2]	0.68%	0.93%	1.05%	0.63%
1  Restated to reflect current fees.
2  The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.68%, 0.93%, 1.05% and 0.63% for the Institutional Class, Administrative Class, Investor Class and Retirement Class, respectively, through February 28, 2017. Only the Board of Trustees may modify or terminate this agreement.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 69	$226	$395	$ 887
Administrative Class	$ 95	$304	$531	$1,183
Investor Class	$107	$342	$596	$1,322
Retirement Class	$ 64	$210	$368	$ 827

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 24%.
Principal Investment Strategy
Principal Style Characteristics: Large cap value stocks
The Fund invests primarily in equity securities, principally common and preferred stocks, of companies with market capitalizations that fall within the range of the Russell 1000® Value Index. As of December 31, 2015, the range of the Index was $380 million to $439.7 billion, but it is expected to change frequently.
The Subadviser employs a fundamental, bottom-up research driven approach to identify companies for investment by the Fund. The Subadviser focuses on those companies that it believes have higher quality businesses that are undervalued by the market relative to what the Subadviser believes to be their fair value. The Subadviser also looks for one or more catalysts that may help the company realize that fair value.
The Subadviser seeks to identify higher quality companies by focusing on the following attributes:
■	Attractive business fundamentals
■	Strong financials
■	Experienced, motivated company management
■	High and/or consistently improving market position, return on invested capital and operating margins
The Subadviser then assesses the attractiveness of the valuation of those higher quality companies by analyzing a variety of valuation metrics, such as cash flow return on enterprise value, price-to-earnings, sales and free cash flow ratios, and break-up values, among others. The Subadviser then looks for potential catalysts for the company’s business that could help unlock what the Subadviser believes is the company’s true value, including:
■	Productive use of strong free cash flow
■	Restructuring and/or productivity gains
■	Change in management or control
■	Innovative, competitively superior products
■	Accretive acquisitions or divestitures
The Subadviser may sell a holding if the value potential is realized, if warning signals emerge of fundamental deterioration, or if the valuation is no longer compelling relative to other investment opportunities.
Under normal market conditions, the Fund expects to invest in approximately 35-45 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a portfolio of large cap equity securities. The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.

Fund Summary
Harbor Large Cap Value Fund

Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.
Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Issuer Concentration Risk: Because the Fund typically invests in approximately 35 to 45 companies, an adverse event affecting a particular company may hurt the Fund’s performance more than if it had invested in a larger number of companies.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
The Fund’s best and worst calendar quarters during this time period were:
	Total Return	Quarter/Year
Best Quarter	14.41%	Q2 2009
Worst Quarter	-21.19%	Q4 2008

Average Annual Total Returns — As of December 31, 2015
	One Year	Five Years	Ten Years	Since Inception	Inception Date
Harbor Large Cap Value Fund
Institutional Class Before Taxes	2.74%	12.44%	6.52%	9.64%	12-29-1987
After Taxes on Distributions	1.26%	11.52%	4.94%	N/A
After Taxes on Distributions and Sale of Fund Shares	2.50%	9.91%	5.24%	N/A
Administrative Class Before Taxes	2.49%	12.14%	6.25%	8.18%	11-01-2002
Investor Class Before Taxes	2.37%	12.01%	6.12%	8.00%	11-01-2002
Retirement Class* Before Taxes	2.74%	12.44%	6.52%	9.64%	03-01-2016
Comparative Index (reflects no deduction for fees, expenses or taxes)
Russell 1000® Value	-3.83%	11.27%	6.16%	10.52%	12-29-1987
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but somewhat higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Fund Summary
Harbor Large Cap Value Fund

Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Aristotle Capital Management, LLC has subadvised the Fund since May 2012.
Portfolio Manager
Howard Gleicher, CFA Aristotle Capital Management, LLC
Mr. Gleicher is Chief Executive Officer and Chief Investment Officer of Aristotle and has managed the Fund since 2012.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	None
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	N/A
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	N/A
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  Limited only to employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Mid Cap Value Fund

Fund Summary
Investment Objective
The Fund seeks long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees[1]	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[2]	0.13%	0.13%	0.25%	0.08%
Total Annual Fund Operating Expenses[1,2]	0.88%	1.13%	1.25%	0.83%
1  The Adviser has contractually agreed to reduce the management fee to 0.70% on assets over $500 million through February 28, 2017. Only the Board of Trustees may modify or terminate this agreement.
2  Restated to reflect current fees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 90	$280	$486	$1,081
Administrative Class	$115	$358	$621	$1,371
Investor Class	$127	$396	$685	$1,508
Retirement Class	$ 84	$264	$459	$1,022

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 12%.
Principal Investment Strategy
Principal Style Characteristics: Mid cap value stocks of companies with inexpensive fundamentals and recent momentum, relative to their peers
The Fund invests primarily in equity securities, principally common stocks, of mid cap companies that, in the Subadviser’s opinion, are out of favor and thus undervalued in the marketplace at the time of purchase and have the potential for appreciation. We define mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Index, provided that if the upper end of the capitalization range of that Index falls below $15 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $15 billion as mid cap companies. As of December 31, 2015, the range of the Index was $380 million to $30.5 billion, but it is expected to change frequently.
The Subadviser’s active investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the Fund in a bottom-up, contrarian value approach. The primary components of the quantitative models are:
■	indicators of fundamental undervaluation, such as low price-to-cash flow ratio or low price-to-earnings ratio,
■	indicators of past negative market sentiment, such as poor past stock price performance,
■	indicators of recent momentum, such as high recent stock price performance, and
■	control of incremental risk relative to the benchmark index.
All such indicators are measured relative to the overall universe of mid cap companies.
Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.
Mid Cap Risk: The Fund’s performance may be more volatile because it invests primarily in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.
Model Risk: There are limitations inherent in every quantitative model. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. Any model may contain flaws the

Fund Summary
Harbor Mid Cap Value Fund

existence and effect of which may be discovered only after the fact or not at all. Even in the absence of flaws a model may not perform as anticipated.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
The Fund’s best and worst calendar quarters during this time period were:
	Total Return	Quarter/Year
Best Quarter	25.00%	Q3 2009
Worst Quarter	-24.36%	Q4 2008
Average Annual Total Returns — As of December 31, 2015
	One Year	Five Years	Ten Years	Since Inception	Inception Date
Harbor Mid Cap Value Fund
Institutional Class Before Taxes	-5.62%	12.22%	7.44%	7.61%	03-01-2002
After Taxes on Distributions	-6.43%	11.77%	6.93%	N/A
After Taxes on Distributions and Sale of Fund Shares	-2.68%	9.76%	5.97%	N/A
Administrative Class Before Taxes	-5.89%	11.94%	7.18%	9.31%	11-01-2002
Investor Class Before Taxes	-6.00%	11.80%	7.04%	9.19%	11-01-2002
Retirement Class* Before Taxes	-5.62%	12.22%	7.44%	7.61%	03-01-2016
Comparative Index (reflects no deduction for fees, expenses or taxes)
Russell Midcap® Value	-4.78%	11.25%	7.61%	9.53%	03-01-2002
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but somewhat higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
LSV Asset Management has subadvised the Fund since September 30, 2004.

Fund Summary
Harbor Mid Cap Value Fund

Portfolio Managers
Josef Lakonishok, Ph.D. LSV Asset Management
Mr. Lakonishok is the Chief Executive Officer, Chief Investment Officer, a Portfolio Manager and Founding Partner of LSV Asset Management. He has co-managed the Fund since 2004.
Menno Vermeulen, CFA LSV Asset Management
Mr. Vermeulen is a Portfolio Manager and a Partner of LSV Asset Management. He has co-managed the Fund since 2004.
Puneet Mansharamani, CFA LSV Asset Management
Mr. Mansharamani is a Portfolio Manager and a Partner of LSV Asset Management. He has co-managed the Fund since 2006.
Greg Sleight LSV Asset Management
Mr. Sleight is a Portfolio Manager and a Partner of LSV Asset Management. He has co-managed the Fund since 2015 and has been involved in portfolio management for the Fund since 2014.
Guy Lakonishok, CFA LSV Asset Management
Mr. Lakonishok is a Portfolio Manager and a Partner of LSV Asset Management. He has co-managed the Fund since 2015 and has been involved in portfolio management for the Fund since 2014.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	None
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	N/A
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	N/A
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  Limited only to employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Small Cap Value Fund

Fund Summary
Investment Objective
The Fund seeks long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[1]	0.12%	0.12%	0.24%	0.07%
Total Annual Fund Operating Expenses[1]	0.87%	1.12%	1.24%	0.82%
1  Restated to reflect current fees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 88	$277	$481	$1,069
Administrative Class	$114	$355	$615	$1,360
Investor Class	$126	$392	$679	$1,497
Retirement Class	$ 83	$261	$453	$1,010

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 17%.
Principal Investment Strategy
Principal Style Characteristics: Small cap value stocks
The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2015, the range of the Index was $15 million to $5.2 billion, but it is expected to change frequently.
The Subadviser employs a value based investment style by seeking to identify companies with stocks trading at prices below what the Subadviser believes are their intrinsic values. The Subadviser uses a bottom-up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the Fund’s portfolio. The Subadviser employs statistical analysis, designed to seek to limit certain risk in the Fund’s portfolio versus the assigned benchmark. The Fund’s sector weightings are a result of, and secondary to, individual stock selections.
Under normal market conditions, the Fund expects to invest in approximately 55 to 70 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a portfolio of small cap equity securities.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.
Small Cap Risk: The Fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

Fund Summary
Harbor Small Cap Value Fund

Calendar Year Total Returns for Institutional Class Shares
The Fund’s best and worst calendar quarters during this time period were:
	Total Return	Quarter/Year
Best Quarter	20.47%	Q2 2009
Worst Quarter	-25.27%	Q4 2008

Average Annual Total Returns — As of December 31, 2015
	One Year	Five Years	Ten Years	Since Inception	Inception Date
Harbor Small Cap Value Fund
Institutional Class Before Taxes	-3.66%	10.50%	6.03%	9.63%	12-14-2001
After Taxes on Distributions	-4.54%	9.20%	5.25%	N/A
After Taxes on Distributions and Sale of Fund Shares	-1.35%	8.30%	4.83%	N/A
Administrative Class Before Taxes	-3.94%	10.21%	5.76%	10.08%	11-01-2002
Investor Class Before Taxes	-4.05%	10.08%	5.63%	9.92%	11-01-2002
Retirement Class* Before Taxes	-3.66%	10.50%	6.03%	9.63%	03-01-2016
Comparative Index (reflects no deduction for fees, expenses or taxes)
Russell 2000® Value	-7.47%	7.67%	5.57%	8.07%	12-14-2001
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but somewhat higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
EARNEST Partners LLC has subadvised the Fund since its inception in 2001.
Portfolio Manager
Paul Viera EARNEST Partners LLC
Mr. Viera is the Chief Executive Officer, a Portfolio Manager and the founder of EARNEST Partners. He has managed the Fund since its inception in 2001.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	None
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	N/A
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	N/A
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  Limited only to employer-sponsored retirement or benefit plans.

Fund Summary
Harbor Small Cap Value Fund

Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Additional Information about the Funds’ Investments

Investment Objectives
Harbor Funds’ Board of Trustees (the “Board of Trustees”) may change a Fund’s investment objective without shareholder approval.

Investment Policies
For each of Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Growth Opportunities Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund and Harbor Small Cap Value Fund, the Fund’s 80% investment policy may be changed by the Fund upon 60 days’ advanced notice to the shareholders.

Equity Securities
Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, security futures, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations. Equity investments also may include investments in initial public offerings or secondary offerings.

Other Investments
Derivative Instruments
Each Fund may, but is not required to, use derivatives for any of the following purposes:
■	To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing stock market prices or currency exchange rates.
■	As a substitute for purchasing or selling securities or foreign currencies.
■	In non-hedging situations, to attempt to profit from anticipated market developments.
In general, a derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index, or other asset. Examples of derivatives are futures contracts, options, forward contracts, hybrid instruments, swaps, caps, collars and floors.
Even a small investment in certain types of derivatives can have a big impact on a Fund’s portfolio interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase a Fund’s portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of the Fund’s portfolio holdings. If a Fund invests in a derivative instrument, it seeks to manage its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.
Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make a Fund’s portfolio less liquid and harder to value, especially in declining markets. In addition, government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Temporary Positions
In response to extraordinary market, economic or political conditions or other unusual or abnormal circumstances, each Fund may depart from its principal investment strategies by taking large temporary investment positions (i.e., in cash or investment-grade debt securities).
If a Fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

Portfolio Turnover
Harbor Mid Cap Growth Fund and Harbor Small Cap Growth Opportunities Fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance. A portfolio turnover rate of over 100% is higher than the rate experienced by many other investment companies and is a result of an actively managed portfolio. Although the higher turnover rate results in higher transaction costs and other expenses for a Fund, each Subadviser believes that the portfolio transactions are in the best interests of shareholders.

The Adviser and Subadvisers

The Adviser
Harbor Capital Advisors, Inc. (the “Adviser”) is the investment adviser to Harbor Funds. The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302, is an indirect, wholly-owned subsidiary of Robeco Groep N.V. Founded in 1929 and headquartered in Rotterdam, The Netherlands, Robeco Groep N.V. is one of the world’s oldest asset management organizations. As of December 31, 2015, Robeco Groep N.V., through its investment management subsidiaries, had approximately $293 billion in assets under management.
The combined assets of Harbor Funds and the pension plans managed by the Adviser were approximately $79 billion as of December 31, 2015.
The Adviser employs a “manager-of-managers” approach in selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Subject to the approval of the Board of Trustees, the Adviser establishes, and may modify whenever deemed appropriate, the investment strategies of each Fund. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers. The Adviser evaluates and allocates each Fund’s assets to one or more Subadvisers.
The Adviser also:
■	Seeks to ensure quality control in the Subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■	Monitors and measures risk and return results against appropriate benchmarks and recommends whether Subadvisers should be retained or changed.
■	Focuses on cost control.
In order to more effectively manage the Funds, Harbor Funds and the Adviser have been granted an order from the Securities and Exchange Commission (“SEC”) permitting the Adviser, subject to the approval of the Board of Trustees, to select subadvisers not affiliated with the Adviser to serve as portfolio managers for the Funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements with such unaffiliated subadvisers, all without obtaining shareholder approval.
In addition to its investment management services to the Funds, the Adviser administers each Fund’s business affairs. For the year ended October 31, 2015, as shown in the table, each Fund paid the Adviser an advisory fee for these services. The Adviser has agreed to contractually reduce its advisory fee and/or limit the total expenses of Harbor Capital Appreciation Fund and Harbor Large Cap Value Fund until February 28, 2017. The Adviser pays a subadvisory fee to each Subadviser out of its own assets. No Fund is responsible for paying any portion of the subadvisory fee to the Subadviser.
Annual Advisory Fee Rates
(annual rate based on the Fund’s average net assets)
	Actual Advisory Fee Paid	Contractual Advisory Fee
GROWTH FUNDS
Harbor Capital Appreciation Fund	0.56%	0.60%
Harbor Mid Cap Growth Fund	0.75	0.75
Harbor Small Cap Growth Fund	0.75	0.75
Harbor Small Cap Growth Opportunities Fund	0.75	0.75
VALUE FUNDS
Harbor Large Cap Value Fund	0.60	0.60
Harbor Mid Cap Value Fund	0.75	0.75
Harbor Small Cap Value Fund	0.75	0.75
A discussion of the factors considered by the Board of Trustees when approving the investment advisory and investment subadvisory agreements of the Funds is available in Harbor Funds’ most recent semi-annual (for the 6-month period ended April 30) report to shareholders.
Each Subadviser that also subadvises a portion of the pension plan assets managed by the Adviser has adopted procedures reasonably designed to ensure fair allocation of investment opportunities among client accounts, including the respective Fund and the pension plan. The objectives and investment styles of the respective Funds match those segments of the pension plan subadvised by the Subadvisers.

The Adviser and Subadvisers

The Subadvisers and Portfolio Managers
Each Fund’s investments are selected by a Subadviser that is not affiliated with the Adviser. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Funds. For those Subadvisers that utilize an investment committee to make investment decisions for a Fund, additional information about the operation of the investment committee is set forth below.
Harbor Capital Appreciation Fund
Jennison Associates LLC, located at 466 Lexington Avenue, New York, NY 10017, serves as Subadviser to Harbor Capital Appreciation Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
The portfolio managers for the Fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Team members conduct research, make securities recommendations and support the portfolio managers in all activities. Mr. Segalas is the lead portfolio manager and Ms. McCarragher is the co-portfolio manager. As the lead portfolio manager, Mr. Segalas has final authority over all aspects of the Fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment and management of cash flows.
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Spiros “Sig” Segalas	1990	Portfolio Manager; Since 1993, President of Jennison Associates; Since 1973, Chief Investment Officer of Jennison Associates; Since 1969, Director and Founding Member of Jennison Associates.
Kathleen A. McCarragher	2013	Portfolio Manager; Since 2007, Director of Jennison Associates; Since 2006, Managing Director of Jennison Associates; Since 2003, Head of Growth Equity of Jennison Associates; Since 1998, Portfolio Manager of Jennison Associates.

Harbor Mid Cap Growth Fund
Wellington Management Company LLP, located at 280 Congress Street, Boston, MA 02210, serves as Subadviser to Harbor Mid Cap Growth Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
The portfolio managers for the Fund are supported by research analysts and other investment professionals.  Mr. Carmen, as the lead portfolio manager of the Fund, has primary responsibility for the Fund with the assistance of Messrs. Mortimer and Abularach.  Effective January 1, 2017, Mr. Mortimer will become the lead portfolio manager with primary responsibility for the Fund with the assistance of  Messrs. Carmen and Abularach.
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Michael T. Carmen, CFA	2005	Portfolio Manager; Since 2005, Senior Managing Director and Equity Portfolio Manager of Wellington Management Company LLP; Since 1999, Investment Professional of Wellington Management Company LLP.
Stephen Mortimer	2010	Portfolio Manager; Since 2010, Senior Managing Director and Equity Portfolio Manager of Wellington Management Company LLP; Since 2001, Investment Professional of Wellington Management Company LLP.
Mario E. Abularach, CFA, CMT	2006	Portfolio Manager; Since 2006, Senior Managing Director and Equity Research Analyst of Wellington Management Company LLP.

The Adviser and Subadvisers

Harbor Small Cap Growth Fund
Westfield Capital Management Company, L.P., located at One Financial Center, 23rd Floor, Boston, MA 02111-2621, serves as Subadviser to Harbor Small Cap Growth Fund. The Westfield Investment Committee (the “Committee”) is jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Investment decisions for the Fund are made by consensus of the Committee, which is chaired by William A. Muggia. Although the Committee collectively acts as portfolio manager for the Fund, Westfield lists the following Committee members, based either on seniority or role within the Committee, as having day-to-day management responsibilities for the Fund.
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
William Muggia	2000	Portfolio Manager; Since 2010, President, Chief Executive Officer and Chief Investment Officer of Westfield Capital Management Company, L.P.
Ethan Meyers, CFA	2000	Portfolio Manager; Since 2016, Director of Research of Westfield Capital Management Company, L.P.; Since 2013, Managing Partner of Westfield Capital Management Company, L.P.; From 2010-2013 Partner of Westfield Capital Management Company, L.P.
John Montgomery	2011	Portfolio Manager; Since 2015, Chief Operating Officer of Westfield Capital Management Company, L.P.; Since 2013, Managing Partner of Westfield Capital Management Company, L.P.; From 2010-2013 Partner of Westfield Capital Management Company, L.P.
Bruce Jacobs, CFA	2011	Portfolio Manager; Since 2013, Managing Partner of Westfield Capital Management Company, L.P.; From 2010-2013 Partner of Westfield Capital Management Company, L.P.
Hamlen Thompson	2011	Portfolio Manager; Since 2013, Managing Partner of Westfield Capital Management Company, L.P.; From 2010-2013 Partner of Westfield Capital Management Company, L.P.

The Adviser and Subadvisers

Harbor Small Cap Growth Opportunities Fund
Elk Creek Partners, LLC, located at 44 Cook Street, Suite 705, Denver, CO 80206, serves as Subadviser to Harbor Small Cap Growth Opportunities Fund. Messrs. Philpott, Marx, Hand, Patel and McGinnis are the portfolio managers of the Fund and have managed small cap equity strategies together at a prior investment firm. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
The Fund is managed by the Subadviser’s Investment Team (the “Team”), which is comprised of each of the five portfolio managers listed below. Each member of the Team has input into the investment process and overall product portfolio construction and is jointly responsible for the day-to-day management of the Fund.
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Cam Philpott, CFA	2014	Portfolio Manager; Since 2011, Principal of Elk Creek Partners, LLC; From 1991-2011, Senior Portfolio Manager of Wells Capital Management.
Lance Marx, CFA	2014	Portfolio Manager; Since 2011, Principal of Elk Creek Partners, LLC; From 2001-2011, Portfolio Manager and Senior Analyst of Wells Capital Management.
David Hand, CFA	2014	Portfolio Manager; Since 2011, Principal of Elk Creek Partners, LLC; From 2003-2011, Senior Analyst of Wells Capital Management.
Hiren Patel, Ph.D.	2014	Portfolio Manager; Since 2011, Principal of Elk Creek Partners, LLC; From 2006-2011, Senior Analyst of Wells Capital Management.
Sean McGinnis, CFA	2014	Portfolio Manager; Since 2011, Principal of Elk Creek Partners, LLC; From 2000-2011, Analyst of Wells Capital Management.

Harbor Large Cap Value Fund
Aristotle Capital Management, LLC, located at 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, CA 90025, serves as Subadviser to Harbor Large Cap Value Fund. The portfolio manager is primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGER	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Howard Gleicher, CFA	2012	Portfolio Manager; Since 2010, Chief Executive Officer and Chief Investment Officer of Aristotle Capital Management, LLC; From 1997-2010, Co-founder, Chief Executive Officer and Chief Investment Officer of Metropolitan West Capital Management, LLC.

The Adviser and Subadvisers

Harbor Mid Cap Value Fund
LSV Asset Management, located at 155 North Wacker Drive, Suite 4600, Chicago, IL 60606, serves as Subadviser to Harbor Mid Cap Value Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Josef Lakonishok, Ph.D.	2004	Portfolio Manager; Since 1994, Chief Executive Officer, Chief Investment Officer, Founding Partner and Portfolio Manager of LSV Asset Management.
Menno Vermeulen, CFA	2004	Portfolio Manager; Since 1998, Partner of LSV Asset Management; Since 1995, Portfolio Manager of LSV Asset Management.
Puneet Mansharamani, CFA	2006	Portfolio Manager; Since 2006, Partner and Portfolio Manager of LSV Asset Management.
Greg Sleight	2015	Portfolio Manager; Since 2014, Portfolio Manager of LSV Asset Management; Since 2012, Partner of LSV Asset Management.
Guy Lakonishok, CFA	2015	Portfolio Manager; Since 2014, Portfolio Manager of LSV Asset Management; Since 2013, Partner of LSV Asset Management.

Harbor Small Cap Value Fund
EARNEST Partners LLC, located at 1180 Peachtree Street NE, Suite 2300, Atlanta, GA 30309, serves as Subadviser to Harbor Small Cap Value Fund. The portfolio manager is primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGER	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Paul Viera	2001	Portfolio Manager; Since 1998, Chief Executive Officer, Portfolio Manager and Founder of EARNEST Partners LLC.

The Adviser and Subadvisers

Elk Creek Partners Small Cap Growth Composite Performance Information
The following table presents the past performance of a composite of certain accounts managed by Elk Creek Partners, LLC (“Elk Creek”), the Subadviser to Harbor Small Cap Growth Opportunities Fund. The Elk Creek Partners Small Cap Growth Composite (the “Composite”) is comprised of all accounts under discretionary management by Elk Creek with assets over a certain threshold that have investment objectives, policies and strategies substantially similar to those of the Fund. Except to the extent net performance has been adjusted to reflect the operating costs of the Fund, Elk Creek has prepared and presented the historical performance shown for the Composite in compliance with the Global Investment Performance Standards (GIPS®). Returns include the reinvestment of interest, dividends and any other distributions. The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the Composite and certain other expenses that would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Elk Creek in managing portfolios with substantially similar investment strategies and techniques to those of the Fund. To calculate the performance of the Composite net of all operating expenses, the net Fund operating expenses payable by the Institutional, Administrative and Investor Class shares of the Fund for the fiscal period ended October 31, 2015 were used.
The historical performance of the Composite is not that of Harbor Small Cap Growth Opportunities Fund and is not necessarily indicative of the Fund’s future results. The Fund commenced operations on February 1, 2014 and the Fund’s actual performance may vary significantly from the past performance of the Composite. While the accounts comprising the Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, none of the accounts comprising the composite are subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all of the accounts in the Composite, they may have had an adverse effect on the performance results of the Composite.

elk creek partners small cap growth composite*
	For the Periods Ended December 31, 2015:
Composite*	1 Year	3 Years	Since Inception
Composite net of all Institutional Class operating expenses	-2.73%	14.11%	10.80%
Composite net of all Administrative Class operating expenses	-2.97	13.82	10.52
Composite net of all Investor Class operating expenses	-3.09	13.68	10.39
Composite net of all Retirement Class operating expenses	-2.70	14.15	10.84
Composite gross of all operating expenses	-1.85	15.14	11.80
Russell 2000® Growth Index**	-1.38	14.28	9.89

	For the Periods Ended December 31:
	2011***	2012	2013	2014	2015
Composite net of all Institutional Class operating expenses	-10.58%	19.42%	46.69%	4.13%	-2.73%
Composite net of all Administrative Class operating expenses	-10.69	19.12	46.32	3.87	-2.97
Composite net of all Investor Class operating expenses	-10.75	18.98	46.14	3.74	-3.09
Composite net of all Retirement Class operating expenses	-10.57	19.47	46.74	4.16	-2.70
Composite gross of all operating expenses	-10.18	20.50	48.01	5.07	-1.85
Russell 2000® Growth Index**	-10.59	14.59	43.30	5.60	-1.38

*	This is not the performance of Harbor Small Cap Growth Opportunities Fund. As of December 31, 2015, the Composite was composed of 31 accounts, totaling approximately $923 million. The inception date of the Composite was June 30, 2011.
**	The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.
***	For the period June 30, 2011 (inception) through December 31, 2011.

Your Harbor Funds Account
Choosing a Share Class

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at harborfunds.com.
Each of the Harbor funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Funds’ separate share classes have different expenses and, as a result, their investment performances will differ. When choosing a share class, you should consider the factors below:
Not all classes are available for all Harbor funds.
Institutional Class	Available to individual and institutional investors
■ No 12b-1 fee
■ Transfer agent fee of up to 0.08% of average daily net assets
■ $50,000 minimum investment in each Fund

Administrative Class	Administrative Class shares are available only to employer-sponsored retirement or benefit plans and other non-retirement accounts maintained by financial intermediaries. Employer-sponsored retirement or benefit plans include: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans. Administrative Class shares are not available through personal plans, such as individual retirement accounts (IRAs), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary.
■ 12b-1 fee of up to 0.25% of average daily net assets
■ Transfer agent fee of up to 0.08% of average daily net assets
■ $50,000 minimum investment in each Fund for accounts maintained by financial intermediaries
■ No minimum investment for employer-sponsored retirement or benefit plans

Investor Class	Available to individual and institutional investors
■ 12b-1 fee of up to 0.25% of average daily net assets
■ Transfer agent fee of up to 0.20% of average daily net assets
■ $2,500 minimum investment for regular accounts and $1,000 minimum for IRA and UTMA/UGMA accounts

Retirement Class	Retirement Class shares are available only to employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans. These employer-sponsored retirement or benefit plans must be maintained by Harbor Funds at an omnibus or plan level rather than at the underlying plan participant level to be eligible for the Retirement Class shares. Retirement Class shares are not available through personal plans, such as individual retirement accounts (IRAs), SEP IRA, Simple IRAs or individual 403(b) plans.
■ No 12b-1 fee
■ Transfer agent fee of up to 0.03% of average daily net assets
■ No minimum investment
Meeting the minimum investment for a share class means you have purchased and maintained shares with a value at the time of purchase that is at least equal to that minimum investment amount. Redemptions out of your account can cause your account to fail to meet the minimum investment amount requirement. Changes in the market value of your account alone will not cause your account to either meet the minimum investment amount or fall below the minimum investment amount. See “Accounts Below Share Class Minimums.”

Distribution and Service (12b-1) Fees
Harbor Funds has adopted a distribution plan for each Fund’s Administrative and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the Funds pay distribution and service fees to Harbor Funds Distributors, Inc. (the “Distributor”) for the sale, distribution and servicing of the Administrative and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies, which

Your Harbor Funds Account
Choosing a Share Class

maintain accounts in Harbor Funds for their customers. Because the Funds pay these fees out of the Administrative and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Administrative and Investor Class shares and may cost you more than paying other types of sales charges.

Transfer Agent Fees
The Funds pay Harbor Services Group, Inc. (“Shareholder Services”) transfer agent fees (specified above) on a per-class basis for its services as shareholder servicing agent for each Fund. For each class except for the Retirement Class of shares, Shareholder Services uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., quarterly) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.

Your Harbor Funds Account
Minimum Investment Exceptions

Institutional Class
You may purchase Institutional Class shares, notwithstanding the $50,000 minimum investment amount, if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.
(a)	Shareholders who held shares of Harbor Funds on October 31, 2002 and have maintained a balance in a Harbor Funds account (hereinafter referred to as “original shareholders” or “grandfathered shareholders”). You will lose your “grandfathered” status if you deplete your account to a zero balance.
(b)	Shareholders who received all or a portion of a grandfathered account due to death, divorce, a partnership dissolution, or as a gift of shares to a charitable organization.
(c)	Current officers, partners, employees or registered representatives of financial intermediaries which have entered into sales agreements with the Distributor.
(d)	Members of the immediate family living in the same household of any of the persons included in items (a), (b) or (c).
(e)	Current trustees and officers of Harbor Funds.
(f)	Current partners and employees of legal counsel to Harbor Funds.
(g)	Current directors, officers or employees of the Adviser and its affiliates.
(h)	Current directors, officers, or employees of any Subadviser to any Harbor Funds.
(i)	Members of the immediate family of any of the persons included in items (e), (f), (g) or (h).
(j)	Any trust, custodian, pension, profit-sharing or other benefit plan of the foregoing persons.
(k)	Employer-sponsored retirement plan participants that transfer into a separate account with Harbor Funds within 60 days from withdrawal out of their employer-sponsored retirement plan account at Harbor Funds.
(l)	Individuals that transfer directly into a separate account with Harbor Funds from an omnibus account at Harbor Funds, provided those individuals beneficially owned shares of the same Harbor fund through the omnibus account for a reasonable period of time, as determined by the Distributor, prior to the transfer.
(m)	Certain wrap and other types of fee-based accounts for the benefit of clients of investment professionals or other financial intermediaries adhering to standards established by the Distributor.
(n)	Employer-sponsored retirement plans and omnibus accounts established by financial intermediaries where the investment in each Fund is expected to meet the minimum investment amount within a reasonable time period as determined by the Distributor.
(o)	Participants in an employer-sponsored retirement plan or 403(b) plan or 457 plan if (i) their employer has made special arrangements for the plan to operate as a group with other plans through a single broker, dealer or financial intermediary; and (ii) all participants in the plan purchase shares of a Harbor fund through that single broker, dealer or other financial intermediary.
(p)	Certain family trust accounts adhering to standards established by the Distributor.

Administrative Class
You may purchase Administrative Class shares, notwithstanding the $50,000 minimum investment amount, if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.
(a)	Employer-sponsored retirement or benefit plans, including: qualified retirement plans, plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, profit-sharing plans, cash balance plans, money purchase pension plans, nonqualified deferred compensation plans and retiree health benefit plans.
(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Investor Class
Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Harbor fund.

Your Harbor Funds Account
How to Purchase Shares

Harbor Funds will not accept cash, money orders, cashier’s checks, official checks, starter checks, third-party checks, credit card convenience checks, traveler’s checks or checks drawn on banks outside the U.S.
Harbor Funds does not issue share certificates.
All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or Automated Clearing House (“ACH”) for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.
Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice, including if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.
The Funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
Open a new account	Add to an existing account
Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Complete the investment slip included with your most recent confirmation or statement.
Make your check payable to: “Harbor Funds.”
Shares purchased by check may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 10 business days after the purchase of such shares to make sure the funds from your account have cleared.
If your check does not clear for any reason, Shareholder Services will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
Add to an existing account
You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.
Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
If you are unable to access our automated telephone service or a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our website.
You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call a Shareholder Services Representative at 800-422-1050 to request an Account Services form to add these instructions to your account or you may download the form from our website at harborfunds.com. You may also establish banking instructions online if you are registered for online access.

Your Harbor Funds Account
How to Purchase Shares

By Wire
Wire to:
State Street Bank and
Trust Company
Boston, MA
ABA#: 0110 0002 8
Acct: DDA #3018-065-7 Supply Fund name, share class, account registration and account number
Open a new account	Add to an existing account
Send the completed account application to Shareholder Services at the address listed under “By Mail.”	Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.
Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.
Call a Shareholder Services Representative at 800-422-1050 if you are sending a wire of $100,000 or more.

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
Add to an existing account
If you have established online access for your account, you may submit an order to purchase shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.
Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.
You must have banking instructions already established on your account to purchase shares through the online account access system. If banking instructions were not established at the time you opened your account, you may add them to your account via the online account access system or you may download the Account Services form from our website and send it by mail.

Through A Financial Intermediary
You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Institutional, Administrative and/or Investor Classes of shares of the Funds and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional, Administrative and/or Investor Classes of shares of the Funds through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels. No compensation may be paid by the Distributor, Shareholder Services and/or the Adviser or their affiliates to unaffiliated financial intermediaries for distribution of the Retirement Class of shares of the Funds or for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Retirement Class of shares of the Funds through accounts that are maintained by the financial intermediaries.
Harbor Funds, the Distributor, and Shareholder Services are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).

Your Harbor Funds Account
How to Exchange Shares

An exchange is a redemption of shares from one Harbor fund and a purchase of shares into another Harbor fund and may be subject to a redemption fee.
Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.
Class-to-class exchanges within the same Fund, however, are generally not taxable.
All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.
The exchange privilege is not intended as a means for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Fund. You should consider the differences in investment objectives and expenses of a Fund before making an exchange.
Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.
INSTITUTIONAL CLASS SHAREHOLDERS
This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.
If you are an original shareholder (a shareholder of any Harbor fund as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor fund.
If you are not an original shareholder, you must meet the minimum initial investment requirements for each Fund.
ADMINISTRATIVE CLASS SHAREHOLDERS
You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor fund available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class of another Harbor fund if such class of shares is available through your retirement plan or financial intermediary.
INVESTOR CLASS SHAREHOLDERS
If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of any Harbor fund that does not currently offer Investor Class shares. Your exchanges out of any Harbor fund that does not currently offer Investor Class shares into another Harbor fund would be subject to the minimum investment requirements for the Fund and class to be acquired.
RETIREMENT CLASS SHAREHOLDERS
You may exchange your shares of the Retirement Class for Retirement Class shares of any other Harbor fund available through your retirement plan. In addition, you may exchange your shares of the Retirement Class shares for shares of the Institutional, Administrative or Investor Class of another Harbor fund if such class of shares is available through your retirement plan.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
You may mail an exchange request to Shareholder Services. Indicate the name of the Fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

Your Harbor Funds Account
How to Exchange Shares

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
If you are unable to access our automated telephone service or reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our website.

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
If your account has Internet exchange privileges, you may submit an order to exchange shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

Through A Financial Intermediary
You may exchange Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward exchange orders to the Funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Institutional, Administrative and/or Investor Classes of shares of the Funds and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional, Administrative and/or Investor Classes of shares of the Funds through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels. No compensation may be paid by the Distributor, Shareholder Services and/or the Adviser or their affiliates to unaffiliated financial intermediaries for distribution of the Retirement Class of shares of the Funds or for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Retirement Class of shares of the Funds through accounts that are maintained by the financial intermediaries.
Harbor Funds, the Distributor, and Shareholder Services are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).

Your Harbor Funds Account
How to Sell Shares

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.
A Medallion signature guarantee may be required. See “Shareholder and Account Policies” for more information.
All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Each Fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via Automated Clearing House (“ACH”) to the current banking instructions already on file.
If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.
For information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Harbor Funds and Shareholder Services do not pay interest on redemption proceeds.
Redemption proceeds sent by check that are not cashed within 180 days may be reinvested (without interest) in your account in the same Fund from which they were redeemed at the current day’s net asset value (“NAV”). Redemption proceeds that are reinvested are subject to the risk of loss like any Fund investment. Additionally, if redemption checks are not cashed within 180 days, your account options will be changed to have future dividend and capital gains distributions reinvested.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
You may mail a written redemption request to Shareholder Services. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.
Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
If you are unable to access our automated telephone service or reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our website.

Your Harbor Funds Account
How to Sell Shares

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
If your account has Internet redemption privileges, you may submit an order to redeem shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.
Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.

Through A Financial Intermediary
You may redeem Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward redemption requests to the Funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Institutional, Administrative and/or Investor Classes of shares of the Funds and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional, Administrative and/or Investor Classes of shares of the Funds through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels. No compensation may be paid by the Distributor, Shareholder Services and/or the Adviser or their affiliates to unaffiliated financial intermediaries for distribution of the Retirement Class of shares of the Funds or for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Retirement Class of shares of the Funds through accounts that are maintained by the financial intermediaries.
Harbor Funds, the Distributor, and Shareholder Services are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).

Shareholder and Account Policies

Transaction and Account Policies
Important Information About Opening an Account
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless this information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:
■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes may be used as a mailing address); and
■	Social Security number, taxpayer identification number or other identifying number.
You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.
Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. If the NAV on the redemption date is lower than the NAV on your original purchase date, you will receive less than your original investment amount when the account is closed.

Rights Reserved by Harbor Funds
Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone, the Internet or mail; (2) to refuse any purchase or exchange order for any reason; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering Fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.
These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.
If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until (and calculate a Fund’s NAV as of) the normally scheduled close of regular trading on the NYSE for that day.

Important Information Regarding State Escheatment Laws
Mutual fund accounts can be considered abandoned property. States increasingly are looking at inactive mutual fund accounts as possible abandoned or unclaimed property. Under certain circumstances, Harbor Funds may be legally obligated to escheat (or transfer) an investor’s account to the appropriate state’s unclaimed property administrator. Harbor Funds will not be liable to investors or their representatives for good faith compliance with state unclaimed or abandoned property (escheatment) laws. If you invest in a Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state escheatment laws.
Escheatment laws vary by state, and states have different criteria for defining inactivity and abandoned property. Generally, a mutual fund account may be subject to “escheatment” (i.e., considered to be abandoned or unclaimed property) if the account owner has not initiated any activity in the account or contacted the Funds for an “inactivity period” as specified in applicable state laws. If a Fund is unable to establish contact with an investor, the Fund will determine whether the investor’s account must legally be considered abandoned and whether the assets in the account must be transferred to the appropriate state’s unclaimed property administrator. Typically, an investor’s last known address of record determines the state that has jurisdiction.

Shareholder and Account Policies

We strongly encourage you to contact us at least once every year, or sooner, to review your account information. Below are ways in which you can assist us in safeguarding your Fund investments.
■	If you have established online access for your account, log in to your account at harborfunds.com to view your account information. Please note, simply visiting our public website may not establish contact with us under state escheatment laws.
■	Call one of our Shareholder Services Representatives at 800-422-1050 Monday through Friday from 8:00 am to 6:00 pm Eastern time.
■	Take action on letters received in the mail from Harbor Funds concerning account inactivity, outstanding checks and/or escheatment or abandoned property and follow the directions in these letters. To avoid escheatment, we advise that you promptly respond to any such letters.

Excessive Trading/Market-Timing
Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to identify and discourage excessive short-term trading.
Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap securities or high-yield bonds. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.
The Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.
You may make up to four round trips in the same Fund in a 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30-day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those same shares on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30-day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.
Harbor Funds will limit, for a period of 60 days, future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may ban a shareholder from opening new accounts or adding to existing accounts in any Harbor fund. Funds at greater risk for frequent trading activity impose a redemption fee on shares redeemed within short periods of time. As described under “Pricing of Fund Shares,” Harbor Funds has also implemented fair value pricing procedures, which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Purchases placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy may be rejected by a Fund.
The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iii) purchases of shares in retirement accounts with participant

Shareholder and Account Policies

payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of distributions (dividends and capital gains); (vi) transactions initiated through an automatic investment, exchange or withdrawal plan; (vii) transactions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.
When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.
In addition, some financial intermediaries may impose their own restrictions on short-term trading that may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.
For those Funds that charge a redemption fee, Harbor Funds seeks to apply its redemption fee policy to all accounts except those accounts identified as exempt in the respective Fund’s prospectus under “Redemption Fees.” In some cases, Harbor Funds permits financial intermediaries to charge redemption fees in accordance with their own policies in place of Harbor Funds’ when Harbor Funds determines that the intermediary’s redemption fee policy is reasonably designed to discourage short-term trading. Redemption fees withheld by the intermediary are paid back to the respective Fund. Certain intermediaries are not subject to the redemption fee policy because they do not have the capability to apply the redemption fee to their underlying customers’ accounts. There is no assurance that Harbor Funds will successfully identify all intermediaries that are subject to the redemption fee policy and no assurance that intermediaries that do assess redemption fees will do so properly or consistently.
The trading history of accounts under common ownership or control within any of the Harbor funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a Fund.

Portfolio Holdings Disclosure Policy
Each Fund’s full portfolio holdings are published quarterly on the 15th day following quarter end on harborfunds.com. In addition, the Funds’ top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on harborfunds.com. This information is available on Harbor Funds’ website for the entire quarter.
Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

Pricing of Fund Shares
Each Fund’s share price, called its net asset value, or NAV, per share, is generally calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is generally not calculated, and the Funds generally do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Shareholder and Account Policies

If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate a Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. Harbor Funds may elect to remain open and price Fund shares on days when the NYSE is closed but the primary securities markets on which the Funds’ securities trade remain open.
Each of the Funds generally values portfolio securities and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or independent pricing vendors. In the case of fixed income securities and non-exchange traded derivative instruments, market value is generally determined using prices provided by independent pricing vendors. The prices provided by independent pricing vendors reflect the pricing vendor’s assessment using various market inputs of what it believes are the fair market values of the securities at the time of pricing. Those market inputs include recent transaction prices and dealer quotations for the securities, transaction prices for what the independent pricing vendor believes are similar securities and various relationships between factors such as interest rate changes and security prices that are believed to affect the prices of individual securities. Because many fixed income securities trade infrequently, the independent pricing vendor often does not have as a market input current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the independent pricing vendor’s evaluation process, which means that the price supplied by the pricing vendor may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Exchange-traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from independent pricing vendors. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.
When reliable market quotations or prices supplied by an independent pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are generally priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by an independent pricing vendor for the same securities. This means the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or prices supplied by an independent pricing vendor. The fair value prices used by a Fund may also differ from the prices that the Fund could obtain for those securities if the Fund were to sell those securities at the time the Fund determines its NAV.
Current day share prices are normally available after 7:00 p.m. Eastern time by calling our automated telephone service at 800-422-1050 or visiting harborfunds.com.

Paying for Shares by Check
If you purchase Fund shares by check:
■	Make your check payable to: “Harbor Funds.”
■	No third-party checks, starter checks, money orders, cashier’s checks, official checks, credit card convenience checks, traveler’s checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, Shareholder Services will cancel your purchase and deduct $25 from your Harbor Funds account. You also may be prohibited from future purchases.
■	Although you can redeem shares at any time, proceeds may not be made available to you until the Fund collects payment for your purchase. This may take up to 10 business days for shares purchased by check, up to 3 business days for shares purchased by ACH or up to 1 business day for shares purchased by wire.

Shareholder and Account Policies

In-Kind Redemptions
Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in-kind would be valued for this purpose by the same method as is used to calculate the Fund’s net asset value per share. Redemptions, whether made in cash or in-kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

Accounts Below Share Class Minimums
If due to redemptions, your account balance falls below the required minimum investment for the class of shares in which you are invested, Shareholder Services may request that the account balance be increased or the account will be liquidated. If your account balance is not increased within 60 days, Shareholder Services reserves the right to redeem your account in full at the then current NAV. For those Harbor funds with a $50,000 Institutional Class minimum required investment, Shareholder Services reserves the right to exchange your Institutional Class shares at the then current NAV for shares of that Fund’s Investor Class.
Shareholders seeking to establish accounts with amounts that are below the $50,000 Institutional Class minimum required investment for the applicable Harbor fund and who are not eligible for an exemption or waiver of this minimum will automatically be invested in the Investor Class shares for that Fund.

Statements and Reports
You will receive a confirmation statement from Harbor Funds after each transaction affecting your account unless your account is maintained by a financial intermediary. Shareholders participating in an automatic plan, however, will receive only quarterly confirmations for all transactions occurring during the relevant quarter. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact a Shareholder Services Representative regarding any errors or discrepancies.
The Funds produce financial reports, which include a list of each Fund’s portfolio holdings semi-annually, and update their prospectuses at least annually.
Unless you instruct Harbor Funds otherwise by contacting a Shareholder Services Representative, the Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call a Shareholder Services Representative at 800-422-1050 if you would like to receive additional copies of these documents. Individual copies will be sent within 30 days after Shareholder Services receives your instructions. Your consent to householding is considered valid until revoked.

Signature Guarantees
Harbor Funds believes that certain redemption instructions may involve a greater risk of potential fraud. In seeking to ensure that the redemption instructions are genuine, Harbor Funds requires that the shareholder obtain and provide a Medallion signature guarantee to Harbor Funds with the instructions. A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers.
A Medallion signature guarantee is required if any of the following is applicable:
■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address that has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds sent by wire or ACH to a bank account other than a bank account of record.
Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion.
A Medallion signature guarantee may be refused if any of the following is applicable:
■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.

Shareholder and Account Policies

How to Obtain a Medallion Signature Guarantee
A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.
If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature. In its discretion, Shareholder Services may accept such an authentication in lieu of a Medallion signature guarantee.

Shareholder and Account Policies

You may receive dividend and capital gain distributions in cash or reinvest them. Dividend and capital gain distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.
This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.
Dividends, Distributions and Taxes
Each Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Fund declares and pays any dividends from net investment income and capital gains at least annually in December. Harbor Large Cap Value Fund declares and pays any dividend semi-annually. Each Fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. Each Fund expects distributions, if any, to be from capital gains and/or net investment income.
For U.S. federal income tax purposes, distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on their source and other factors, and distributions of net short-term capital gain are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so reported by a Fund and certain other conditions, including holding period requirements, are met by the Fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 15% or 20% U.S. federal income tax rate (depending on whether the individual’s income exceeds certain threshold amounts), as discussed in detail in the Funds’ Statement of Additional Information. Dividends and distributions are taxable, whether you receive them in cash or reinvest them in additional Fund shares.
Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in the NAV of the Fund, whether or not you reinvested the dividends. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (excluding any market change). You would still have an investment worth only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you would owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.
When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. Early each year, each Fund will send you information about the Fund’s dividends and distributions and any shares you sold during the previous calendar year unless your account is maintained by a financial intermediary.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service (“IRS”), you may be subject to a backup withholding tax, currently at a rate of 28%, on your dividends and capital gain distributions, redemptions, exchanges and any other payments to you. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends or otherwise “withholdable payments” from a Fund, as discussed in detail in the Funds’ Statement of Additional Information.
Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:
■	Postal or other delivery service is unable to deliver checks to the address of record;
■	Dividends and capital gain distributions are not cashed within 180 days; or
■	Bank account of record is no longer valid.
Dividends and capital gain distribution checks that are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any Fund investment.
Harbor Funds and Shareholder Services do not have any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

Cost Basis
Beginning with tax reporting for calendar year 2012, Harbor Funds is required to report cost basis information to you and to the IRS on Form 1099-B for shares acquired after January 1, 2012. Shares acquired after January 1, 2012 are called “covered” shares. Shares acquired prior to January 1, 2012 are called “noncovered”

Shareholder and Account Policies

shares, and cost basis information for noncovered shares will not be reported to the IRS. Covered and noncovered shares will each have their own cost basis.
Harbor Funds offers average cost basis information to shareholders for noncovered shares, as a courtesy, on the 1099-B form in addition to the required cost basis information for covered shares. The average cost method calculates your gain or loss on shares sold based on the average cost per share. We have been providing average cost information to you for informational purposes on your Form 1099-B for several years.
Under the 2012 regulations, you can select a different cost basis method for the covered shares in your Harbor Funds account. You can do this in one of three ways: (1) log into your Harbor Funds account online and follow the menu steps to select a different cost basis method, (2) download the Cost Basis Election Form and return that form to Harbor Funds by mail or by fax, or (3) contact Harbor Funds at 800-422-1050 to request that a copy of the Cost Basis Election Form be mailed to you for completion and return to Harbor Funds by mail or fax.
If you do not elect a cost basis method, Harbor Funds will use the average cost method for calculating cost basis of your covered shares.
For more information on cost basis and which method is right for you, please contact your tax advisor.

Investor Services

Harbor Funds provides a variety of services to manage your account
If you already have a Harbor Funds account, call a Shareholder Services Representative at 800-422-1050 to request an Account Services form to add these features or you may download the form from our website at harborfunds.com.
Online Services
Harborfunds.Com
Our website provides to you, 24 hours a day, access to your account information, the ability to submit transactions, the option to request forms and applications, and offers additional information on each of the Harbor funds.
In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to harborfunds.com and follow the instructions accordingly).
When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.
Transactions submitted through the Internet are subject to the same minimums and terms as other transactions.
Shareholder Services uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information, prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that Shareholder Services uses reasonable procedures to confirm that instructions received through the Internet are genuine, Harbor Funds, Shareholder Services and the Distributor are not liable for acting on these instructions.

Telephone Services
800-422-1050
Our automated telephone service is normally available 24 hours a day. It provides you the ability to submit transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds. Retirement Class accounts are not eligible for automated telephone services.
When you establish an account, you will be granted telephone transaction privileges unless you specifically instruct us otherwise in writing.
Telephone transactions are subject to the same minimums and terms as other transactions.
Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by Shareholder Services. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, Harbor Funds, Shareholder Services, or the Distributor will not be liable for acting in accordance with these instructions.

Retirement Accounts
For information on establishing retirement accounts, please call 800-422-1050 or visit our website at harborfunds.com.
■	Traditional IRA — an individual retirement account. Your contributions may or may not be deductible, depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.
■	Roth IRA — an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.
■	SEP IRA — an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.
■	Other Retirement Plans — The Funds may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.

Investor Services

Shareholders participating in an automatic investment, exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.
Harbor Funds may amend or terminate the automatic plans without notice to participating shareholders.
Your automatic investment plan, automatic exchange plan, automatic withdrawal plan, or dividend exchange plan may be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.
Automatic Investment Plan
You may direct Harbor Funds to purchase a specific dollar amount of one or more Funds on a scheduled basis through an ACH transaction by providing valid banking instructions on your account application or Automatic Transactions form.
If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future automatic investment plan purchases.
If you already have a Harbor Funds account, call a Shareholder Services Representative at 800-422-1050 to request an Automatic Transactions form, or you may download the form from our website at harborfunds.com. Additionally, you may establish an automatic investment plan through our website by logging in to your account at harborfunds.com.
By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be higher or lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital gains distribution.
Payroll Deduction Purchase Allocations
You may direct your employer to automatically deduct a specific dollar amount from your paycheck(s) and allocate to one or more Funds on a scheduled basis by completing the Payroll Deduction form. A payroll deduction must first be implemented by your employer before Harbor Funds can establish the purchase allocations.
Automatic Exchange Plan
You may automatically exchange between Harbor funds monthly, every other month, quarterly or annually. The Fund being exchanged out of and the Fund being exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.
Automatic Withdrawal Plan
You may direct Harbor Funds to withdraw a specific dollar amount on a scheduled basis during the year.
If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions depending on the type of account, and you may realize a gain or a loss. To understand how such withdrawals will affect you, you should consult your tax adviser.
Dividend Exchange Plan
You may invest dividends and capital gain distributions from one Fund in shares of another Fund, provided you have opened an account in the other Fund and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Fund are used to purchase shares in another Fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single Fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). No financial highlights exist for the Retirement Class, which commenced operations on March 1, 2016.
HARBOR CAPITAL APPRECIATION FUND
	Institutional Class
Year Ended October 31,	2015	2014	2013	2012	2011
Net asset value beginning of period	$ 61.97	$ 54.71	$ 41.44	$ 38.34	$ 34.73
Income from Investment Operations
Net investment income/(loss)[a]	0.07 [e]	0.06	0.16	0.07	0.05
Net realized and unrealized gains/(losses) on investments	7.05	8.98	13.28	3.07	3.64
Total from investment operations	7.12	9.04	13.44	3.14	3.69
Less Distributions
Dividends from net investment income	(0.05)	(0.05)	(0.17)	(0.04)	(0.08)
Distributions from net realized capital gains[1]	(3.77)	(1.73)	—	—	—
Total distributions	(3.82)	(1.78)	(0.17)	(0.04)	(0.08)
Net asset value end of period	65.27	61.97	54.71	41.44	38.34
Net assets end of period (000s)	$24,669,740	$22,531,379	$19,366,148	$14,752,873	$10,682,886
Ratios and Supplemental Data (%)
Total return[b]	12.16%	16.95%	32.55%	8.21%	10.63%
Ratio of total expenses to average net assets[2]	0.68	0.67	0.68	0.68	0.68
Ratio of net expenses to average net assets[a]	0.64	0.65	0.65	0.66	0.66
Ratio of net investment income to average net assets[a]	0.12	0.11	0.35	0.20	0.14
Portfolio turnover	37	34	48	41	53

HARBOR MID CAP GROWTH FUND
	Institutional Class
Year Ended October 31,	2015	2014	2013	2012	2011
Net asset value beginning of period	$ 11.43	$ 11.76	$ 9.22	$ 8.46	$ 7.82
Income from Investment Operations
Net investment income/(loss)[a]	(0.04) [e]	(0.04)	(0.03)	(0.02)	(0.03)
Net realized and unrealized gains/(losses) on investments	0.20	1.55	2.76	0.78	0.67
Total from investment operations	0.16	1.51	2.73	0.76	0.64
Less Distributions
Dividends from net investment income	—	—	—	—	—
Distributions from net realized capital gains[1]	(1.83)	(1.84)	(0.19)	—	—
Total distributions	(1.83)	(1.84)	(0.19)	—	—
Net asset value end of period	9.76	11.43	11.76	9.22	8.46
Net assets end of period (000s)	$ 194,308	$ 306,371	$ 323,666	$ 286,490	$ 345,875
Ratios and Supplemental Data (%)
Total return[b]	1.55%	14.45%	30.13%	8.98%	8.18%
Ratio of total expenses to average net assets[2]	0.84	0.84	0.84	0.85	0.86
Ratio of net expenses to average net assets[a]	0.84	0.83	0.84	0.85	0.85
Ratio of net investment income to average net assets[a]	(0.35)	(0.34)	(0.27)	(0.31)	(0.34)
Portfolio turnover	82	95	111	123	111
See page 55 for notes to the Financial Highlights.

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ most recent annual report to shareholders, which is available upon request.

Administrative Class					Investor Class
2015	2014	2013	2012	2011	2015	2014	2013	2012	2011
$ 61.39	$ 54.29	$ 41.12	$ 38.09	$ 34.52	$ 60.76	$ 53.82	$ 40.79	$ 37.83	$ 34.32

(0.08) [e]	(0.11)	0.02	—* ,f	(0.03)	(0.16) [e]	(0.17)	(0.01)	0.02	(0.09)
6.97	8.94	13.21	3.03	3.60	6.90	8.84	13.07	2.94	3.60
6.89	8.83	13.23	3.03	3.57	6.74	8.67	13.06	2.96	3.51

—	—	(0.06)	—	—	—	—	(0.03)	—	—
(3.77)	(1.73)	—	—	—	(3.77)	(1.73)	—	—	—
(3.77)	(1.73)	(0.06)	—	—	(3.77)	(1.73)	(0.03)	—	—
64.51	61.39	54.29	41.12	38.09	63.73	60.76	53.82	40.79	37.83
$620,910	$582,430	$613,413	$597,023	$487,025	$2,214,518	$1,910,930	$1,780,774	$1,360,248	$785,328

11.88%	16.69%	32.21%	7.95%	10.34%	11.75%	16.53%	32.04%	7.82%	10.23%
0.93	0.92	0.93	0.93	0.93	1.05	1.04	1.05	1.05	1.05
0.89	0.90	0.90	0.91	0.91	1.01	1.02	1.02	1.03	1.03
(0.13)	(0.14)	0.11	(0.04)	(0.10)	(0.25)	(0.26)	(0.03)	(0.18)	(0.22)
37	34	48	41	53	37	34	48	41	53

Administrative Class					Investor Class
2015	2014	2013	2012	2011	2015	2014	2013	2012	2011
$ 11.15	$ 11.54	$ 9.08	$ 8.35	$ 7.74	$ 10.95	$ 11.37	$ 8.96	$ 8.25	$ 7.66

(0.06) [e]	(0.07)	(0.05)	(0.06)	(0.05)	(0.07) [e]	(0.05)	(0.12)	(0.09)	(0.11)
0.19	1.52	2.70	0.79	0.66	0.19	1.47	2.72	0.80	0.70
0.13	1.45	2.65	0.73	0.61	0.12	1.42	2.60	0.71	0.59

—	—	—	—	—	—	—	—	—	—
(1.83)	(1.84)	(0.19)	—	—	(1.83)	(1.84)	(0.19)	—	—
(1.83)	(1.84)	(0.19)	—	—	(1.83)	(1.84)	(0.19)	—	—
9.45	11.15	11.54	9.08	8.35	9.24	10.95	11.37	8.96	8.25
$366,121	$384,511	$408,494	$315,975	$325,525	$ 24,647	$ 37,887	$ 35,501	$ 33,543	$ 35,830

1.29%	14.16%	29.70%	8.74%	7.88%	1.21%	14.09%	29.54%	8.61%	7.70%
1.09	1.09	1.09	1.10	1.11	1.21	1.21	1.21	1.22	1.23
1.09	1.08	1.09	1.10	1.10	1.21	1.20	1.21	1.22	1.22
(0.58)	(0.59)	(0.52)	(0.55)	(0.59)	(0.71)	(0.71)	(0.63)	(0.68)	(0.69)
82	95	111	123	111	82	95	111	123	111

Financial Highlights

HARBOR SMALL CAP GROWTH FUND
	Institutional Class
Year Ended October 31,	2015	2014	2013	2012	2011
Net asset value beginning of period	$ 15.45	$ 15.72	$ 11.81	$ 12.07	$ 11.88
Income from Investment Operations
Net investment income/(loss)[a]	(0.03) [e]	(0.05)	0.03	(0.02)	(0.04)
Net realized and unrealized gains/(losses) on investments	0.55	1.91	4.48	0.74	0.65
Total from investment operations	0.52	1.86	4.51	0.72	0.61
Less Distributions
Dividends from net investment income	—	—	(0.04)	—	—
Distributions from net realized capital gains[1]	(2.32)	(2.13)	(0.56)	(0.98)	(0.42)
Total distributions	(2.32)	(2.13)	(0.60)	(0.98)	(0.42)
Net asset value end of period	13.65	15.45	15.72	11.81	12.07
Net assets end of period (000s)	$587,761	$603,476	$601,255	$474,417	$428,234
Ratios and Supplemental Data (%)
Total return[b]	3.35%	12.94%	39.90%	6.88%	5.00%
Ratio of total expenses to average net assets[2]	0.84	0.83	0.83	0.85	0.85
Ratio of net expenses to average net assets[a]	0.83	0.83	0.83	0.84	0.84
Ratio of net investment income to average net assets[a]	(0.22)	(0.29)	0.22	(0.16)	(0.32)
Portfolio turnover	78	76	73	63	77

HARBOR SMALL CAP GROWTH OPPORTUNITIES FUND
	Institutional Class		Administrative Class		Investor Class
Year Ended October 31,	2015	2014 [g]	2015	2014 [g]	2015	2014 [g]
Net asset value beginning of period	$ 10.77	$ 10.00	$10.75	$10.00	$10.74	$10.00
Income from Investment Operations
Net investment income/(loss)[a]	(0.06) [e]	(0.02)	(0.09) [e]	(0.09)	(0.09) [e]	(0.05)
Net realized and unrealized gains/(losses) on investments	(0.35)	0.79	(0.34)	0.84	(0.36)	0.79
Total from investment operations	(0.41)	0.77	(0.43)	0.75	(0.45)	0.74
Less Distributions
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized capital gains[1]	(0.05)	—	(0.05)	—	(0.05)	—
Total distributions	(0.05)	—	(0.05)	—	(0.05)	—
Net asset value end of period	10.31	10.77	10.27	10.75	10.24	10.74
Net assets end of period (000s)	$205,007	$57,779	$3,006	$ 269	$ 599	$1,809
Ratios and Supplemental Data (%)
Total return[b]	(3.78)%	7.70% [c]	(3.98)%	7.50% [c]	(4.17)%	7.40% [c]
Ratio of total expenses to average net assets[2]	0.90	1.60 [d]	1.15	1.85 [d]	1.27	1.97 [d]
Ratio of net expenses to average net assets[a]	0.90	0.90 [d]	1.15	1.15 [d]	1.27	1.27 [d]
Ratio of net investment income to average net assets[a]	(0.55)	(0.67) [d]	(0.80)	(0.90) [d]	(0.86)	(1.03) [d]
Portfolio turnover	103	55 [c]	103	55 [c]	103	55 [c]
See page 55 for notes to the Financial Highlights.

Administrative Class					Investor Class
2015	2014	2013	2012	2011	2015	2014	2013	2012	2011
$14.89	$15.26	$11.46	$11.77	$ 11.62	$ 14.47	$ 14.90	$ 11.22	$ 11.57	$ 11.44

(0.07) [e]	0.54 [f]	(7.68) [f]	(5.65) [f]	(0.06)	(0.08) [e]	(0.51)	(0.06)	(0.11)	(0.15)
0.54	1.22	12.04	6.32	0.63	0.52	2.21	4.30	0.74	0.70
0.47	1.76	4.36	0.67	0.57	0.44	1.70	4.24	0.63	0.55

—	—	—	—	—	—	—	—	—	—
(2.32)	(2.13)	(0.56)	(0.98)	(0.42)	(2.32)	(2.13)	(0.56)	(0.98)	(0.42)
(2.32)	(2.13)	(0.56)	(0.98)	(0.42)	(2.32)	(2.13)	(0.56)	(0.98)	(0.42)
13.04	14.89	15.26	11.46	11.77	12.59	14.47	14.90	11.22	11.57
$ 877	$ 650	$ 636	$1,122	$36,936	$11,660	$14,266	$24,249	$19,530	$22,008

3.12%	12.65%	39.72%	6.61%	4.76%	2.98%	12.53%	39.50%	6.37%	4.66%
1.09	1.08	1.08	1.10	1.10	1.21	1.20	1.20	1.22	1.22
1.08	1.08	1.08	1.09	1.09	1.20	1.20	1.20	1.21	1.21
(0.47)	(0.54)	0.19	(0.74)	(0.54)	(0.59)	(0.66)	(0.16)	(0.55)	(0.59)
78	76	73	63	77	78	76	73	63	77

Financial Highlights

HARBOR LARGE CAP VALUE FUND
	Institutional Class
Year Ended October 31,	2015	2014	2013	2012 [h]	2011
Net asset value beginning of period	$ 12.24	$ 10.85	$ 8.52	$ 7.44	$ 7.19
Income from Investment Operations
Net investment income/(loss)[a]	0.15 [e]	0.15	0.14	0.21	0.12
Net realized and unrealized gains/(losses) on investments	0.70	1.37	2.31	1.06	0.25
Total from investment operations	0.85	1.52	2.45	1.27	0.37
Less Distributions
Dividends from net investment income	(0.14)	(0.13)	(0.12)	(0.19)	(0.12)
Distributions from net realized capital gains[1]	(0.79)	—	—	—	—
Total distributions	(0.93)	(0.13)	(0.12)	(0.19)	(0.12)
Net asset value end of period	12.16	12.24	10.85	8.52	7.44
Net assets end of period (000s)	$231,033	$202,596	$179,382	$140,323	$261,032
Ratios and Supplemental Data (%)
Total return[b]	7.29%	14.13%	29.06%	17.41%	5.14%
Ratio of total expenses to average net assets[2]	0.70	0.70	0.71	0.72	0.71
Ratio of net expenses to average net assets[a]	0.68	0.68	0.68	0.68	0.68
Ratio of net investment income to average net assets[a]	1.25	1.26	1.43	1.88	1.63
Portfolio turnover	24	32	26	125	43

HARBOR MID CAP VALUE FUND
	Institutional Class
Year Ended October 31,	2015	2014	2013	2012	2011
Net asset value beginning of period	$ 20.32	$ 17.50	$ 12.64	$ 11.19	$ 11.00
Income from Investment Operations
Net investment income/(loss)[a]	0.34 [e]	0.18	0.28	0.22	0.14
Net realized and unrealized gains/(losses) on investments	(0.07)	2.84	4.86	1.38	0.17
Total from investment operations	0.27	3.02	5.14	1.60	0.31
Less Distributions
Dividends from net investment income	(0.19)	(0.20)	(0.28)	(0.15)	(0.12)
Distributions from net realized capital gains[1]	(0.13)	—	—	—	—
Total distributions	(0.32)	(0.20)	(0.28)	(0.15)	(0.12)
Net asset value end of period	20.27	20.32	17.50	12.64	11.19
Net assets end of period (000s)	$484,078	$195,247	$ 82,231	$ 63,551	$ 56,428
Ratios and Supplemental Data (%)
Total return[b]	1.32%	17.39%	41.48%	14.50%	2.81%
Ratio of total expenses to average net assets[2]	0.86	0.89	0.93	0.99	1.08
Ratio of net expenses to average net assets[a]	0.86	0.89	0.93	0.95	0.95
Ratio of net investment income to average net assets[a]	1.66	1.40	1.87	1.79	1.21
Portfolio turnover	12	13	18	37	32
See page 55 for notes to the Financial Highlights.

Administrative Class					Investor Class
2015	2014	2013	2012 [h]	2011	2015	2014	2013	2012 [h]	2011
$ 12.23	$ 10.85	$ 8.51	$ 7.43	$ 7.19	$ 12.33	$ 10.94	$ 8.59	$ 7.49	$ 7.24

0.12 [e]	0.15	0.16 [f]	—* ,f	0.11	0.11 [e]	0.13 [e]	0.09	0.13	0.05
0.70	1.34	2.27	1.25	0.23	0.70	1.35	2.34	1.13	0.29
0.82	1.49	2.43	1.25	0.34	0.81	1.48	2.43	1.26	0.34

(0.11)	(0.11)	(0.09)	(0.17)	(0.10)	(0.10)	(0.09)	(0.08)	(0.16)	(0.09)
(0.79)	—	—	—	—	(0.79)	—	—	—	—
(0.90)	(0.11)	(0.09)	(0.17)	(0.10)	(0.89)	(0.09)	(0.08)	(0.16)	(0.09)
12.15	12.23	10.85	8.51	7.43	12.25	12.33	10.94	8.59	7.49
$24,690	$20,927	$13,453	$7,823	$23,251	$ 29,745	$20,189	$11,934	$11,058	$8,603

7.02%	13.78%	28.76%	17.15%	4.74%	6.87%	13.62%	28.52%	17.04%	4.67%
0.95	0.95	0.96	0.97	0.96	1.07	1.07	1.08	1.09	1.09
0.93	0.93	0.93	0.93	0.93	1.05	1.05	1.05	1.05	1.05
1.00	1.02	1.16	1.59	1.37	0.89	0.88	1.04	1.41	1.27
24	32	26	125	43	24	32	26	125	43

Administrative Class					Investor Class
2015	2014	2013	2012	2011	2015	2014	2013	2012	2011
$ 20.47	$ 17.64	$ 12.74	$11.28	$ 11.10	$ 20.27	$ 17.49	$ 12.63	$ 11.17	$10.99

0.29 [e]	0.25	0.23	0.18	0.12	0.27 [e]	0.17	0.13	0.20	0.11
(0.07)	2.75	4.92	1.40	0.17	(0.08)	2.78	4.96	1.35	0.16
0.22	3.00	5.15	1.58	0.29	0.19	2.95	5.09	1.55	0.27

(0.16)	(0.17)	(0.25)	(0.12)	(0.11)	(0.14)	(0.17)	(0.23)	(0.09)	(0.09)
(0.13)	—	—	—	—	(0.13)	—	—	—	—
(0.29)	(0.17)	(0.25)	(0.12)	(0.11)	(0.27)	(0.17)	(0.23)	(0.09)	(0.09)
20.40	20.47	17.64	12.74	11.28	20.19	20.27	17.49	12.63	11.17
$28,929	$14,775	$ 3,479	$1,274	$ 1,114	$165,642	$91,724	$19,260	$ 3,087	$3,794

1.05%	17.15%	41.17%	14.17%	2.61%	0.93%	16.97%	40.99%	14.06%	2.45%
1.11	1.14	1.19	1.24	1.33	1.23	1.26	1.31	1.36	1.45
1.11	1.14	1.18	1.20	1.20	1.23	1.26	1.30	1.32	1.32
1.41	1.13	1.58	1.53	0.95	1.29	1.01	1.21	1.43	0.83
12	13	18	37	32	12	13	18	37	32

Financial Highlights

HARBOR SMALL CAP VALUE FUND
	Institutional Class
Year Ended October 31,	2015	2014	2013	2012	2011
Net asset value beginning of period	$ 27.17	$ 28.89	$ 21.41	$ 19.59	$ 17.85
Income from Investment Operations
Net investment income/(loss)[a]	0.10 [e]	0.06	0.13	0.23	0.08
Net realized and unrealized gains/(losses) on investments	(0.09)	2.68	7.84	1.64	1.74
Total from investment operations	0.01	2.74	7.97	1.87	1.82
Less Distributions
Dividends from net investment income	(0.06)	(0.05)	(0.22)	(0.05)	(0.08)
Distributions from net realized capital gains[1]	(0.91)	(4.41)	(0.27)	—	—
Total distributions	(0.97)	(4.46)	(0.49)	(0.05)	(0.08)
Net asset value end of period	26.21	27.17	28.89	21.41	19.59
Net assets end of period (000s)	$827,423	$709,251	$519,607	$473,100	$543,488
Ratios and Supplemental Data (%)
Total return[b]	0.01%	11.03%	37.91%	9.60%	10.17%
Ratio of total expenses to average net assets[2]	0.85	0.84	0.84	0.86	0.86
Ratio of net expenses to average net assets[a]	0.85	0.84	0.84	0.85	0.84
Ratio of net investment income to average net assets[a]	0.38	0.33	0.45	0.97	0.31
Portfolio turnover	17	13	22	14	12

*	Less than $0.01
1	Includes both short-term and long-term capital gains.
2	Percentage does not reflect reduction for credit balance arrangements.
a	Reflects the Adviser’s waiver, if any, of its management fees and/or other operating expenses.
b	The total returns would have been lower had certain expenses not been waived during the periods shown.
c	Unannualized
d	Annualized
e	Amounts are allocated based upon average shares outstanding during the period.
f	The amount shown for a share outstanding does not correspond with the aggregate net investment income/(loss) for the period due to the timing of the sales and purchases of shares in relation to fluctuating market values of the investments of the Fund.
g	For the period February 1, 2014 (commencement of operations) through October 31, 2014.
h	Effective May 25, 2012, Harbor Large Cap Value Fund appointed Aristotle Capital Management, LLC as its Subadviser.

Administrative Class					Investor Class
2015	2014	2013	2012	2011	2015	2014	2013	2012	2011
$27.05	$28.80	$ 21.34	$19.52	$ 17.79	$ 26.63	$ 28.45	$ 21.08	$ 19.31	$ 17.60

0.06 [e]	(0.12)	0.01	0.20	0.02	0.01 [e]	0.09	(0.09)	(0.19)	(0.72)
(0.13)	2.78	7.87	1.62	1.73	(0.10)	2.50	7.86	1.96	2.43
(0.07)	2.66	7.88	1.82	1.75	(0.09)	2.59	7.77	1.77	1.71

—	—	(0.15)	—*	(0.02)	—	—	(0.13)	—	—*
(0.91)	(4.41)	(0.27)	—	—	(0.91)	(4.41)	(0.27)	—	—
(0.91)	(4.41)	(0.42)	—*	(0.02)	(0.91)	(4.41)	(0.40)	—	—*
26.07	27.05	28.80	21.34	19.52	25.63	26.63	28.45	21.08	19.31
$1,144	$5,690	$12,171	$8,786	$24,180	$16,797	$17,265	$17,330	$13,820	$16,461

(0.28)%	10.74%	37.54%	9.35%	9.84%	(0.37)%	10.61%	37.41%	9.17%	9.74%
1.10	1.09	1.09	1.10	1.11	1.22	1.21	1.21	1.23	1.23
1.10	1.09	1.09	1.10	1.09	1.22	1.21	1.21	1.22	1.21
0.21	0.10	0.20	1.10	0.06	0.02	(0.04)	0.07	0.63	(0.06)
17	13	22	14	12	17	13	22	14	12

Harbor Domestic Equity Funds Details

Share prices are available on our website at harborfunds.com or by calling 800-422-1050 after 7:00 p.m. Eastern time.
Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor funds call 800-422-1050 or visit our website at harborfunds.com.
	NUMBER	TICKER SYMBOL	CUSIP NUMBER
Domestic Equity Funds
Harbor Capital Appreciation Fund
Institutional Class	2012	HACAX	411511504
Administrative Class	2212	HRCAX	411511827
Investor Class	2412	HCAIX	411511819
Retirement Class	2512	HNACX	411512528
Harbor Mid Cap Growth Fund
Institutional Class	2019	HAMGX	411511876
Administrative Class	2219	HRMGX	411511793
Investor Class	2419	HIMGX	411511785
Retirement Class	2519	HNMGX	411512510
Harbor Small Cap Growth Fund
Institutional Class	2010	HASGX	411511868
Administrative Class	2210	HRSGX	411511769
Investor Class	2410	HISGX	411511777
Retirement Class	2510	HNSGX	411512494
Harbor Small Cap Growth Opportunities Fund
Institutional Class	2037	HASOX	411512668
Administrative Class	2237	HRSOX	411512650
Investor Class	2437	HISOX	411512643
Retirement Class	2537	HNSOX	411512486
Harbor Large Cap Value Fund
Institutional Class	2013	HAVLX	411511603
Administrative Class	2213	HRLVX	411511751
Investor Class	2413	HILVX	411511744
Retirement Class	2513	HNLVX	411512478
Harbor Mid Cap Value Fund
Institutional Class	2023	HAMVX	411511835
Administrative Class	2223	HRMVX	411511728
Investor Class	2423	HIMVX	411511736
Retirement Class	2523	HNMVX	411512460
Harbor Small Cap Value Fund
Institutional Class	2022	HASCX	411511843
Administrative Class	2222	HSVRX	411511710
Investor Class	2422	HISVX	411511694
Retirement Class	2522	HNVRX	411512452

Updates Available
For updates on the Harbor Funds following the end of each calendar quarter, please visit our website at harborfunds.com.

Notes

Notes

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050
harborfunds.com
For more information
For investors who would like more information about Harbor Funds, the following documents are available upon request:
Annual/Semi-Annual Reports
Additional information about the Funds’ investments is available in the Harbor Funds annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.
Free copies of the annual and semi-annual reports, the SAI, and other information and answers to questions about the Funds are available:

On the Internet:	harborfunds.com
By Telephone:	800-422-1050
By Mail:	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202-551-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	www.sec.gov
By E-Mail (for a fee):	publicinfo@sec.gov
By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C. 20549-1520

This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the Funds are registered for sale.
Investment Company Act File No. 811-4676	FD.P.DE.0316
Trustees & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Rodger F. Smith
Trustee
Ann M. Spruill
Trustee
Charles F. McCain
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
Susan A. DeRoche
Assistant Secretary
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
Independent Registered Public Accounting Firm
Ernst & Young LLP
155 North Wacker Drive
Chicago, IL 60606

Prospectus
March 1, 2016
International & Global Funds

	Institutional Class	Administrative Class	Investor Class	Retirement Class
Harbor International Fund	HAINX	HRINX	HIINX	HNINX
Harbor Diversified International All Cap Fund	HAIDX	HRIDX	HIIDX	HNIDX
Harbor International Small Cap Fund	HAISX	HRISX	HIISX	HNISX
Harbor International Growth Fund	HAIGX	HRIGX	HIIGX	HNGFX
Harbor Global Growth Fund	HGGAX	HRGAX	HGGIX	HNGIX
Harbor Emerging Markets Equity Fund	HAEMX	HREMX	HIEEX	HNEMX
The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Harbor International Fund

Fund Summary
Investment Objective
The Fund seeks long-term total return, principally from growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees[1]	0.67%	0.67%	0.67%	0.67%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[2]	0.11%	0.11%	0.23%	0.06%
Total Annual Fund Operating Expenses[2]	0.78%	1.03%	1.15%	0.73%
Fee Waiver[1]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver[1,2]	0.76%	1.01%	1.13%	0.71%
1  The management fee rate is 0.75% on assets up to $12 billion and 0.65% on assets in excess of $12 billion. The Adviser has contractually agreed to reduce the management fee to 0.63% on assets between $24 billion and $36 billion, 0.58% on assets between $36 billion and $48 billion and 0.57% on assets over $48 billion through February 28, 2017. Only the Board of Trustees may modify or terminate this agreement.
2  Restated to reflect current fees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 77	$246	$430	$ 961
Administrative Class	$103	$325	$565	$1,254
Investor Class	$115	$362	$629	$1,392
Retirement Class	$ 72	$230	$402	$ 901

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 25%.
Principal Investment Strategy
Principal Style Characteristics: International large cap value oriented stocks
The Fund invests primarily (no less than 65% of its total assets) in common and preferred stocks of foreign companies, including those located in emerging market countries. Companies in the Fund’s portfolio generally have market capitalizations in excess of $1 billion at the time of purchase.
The Subadviser uses an analysis of economic and market data, as well as its knowledge of each country’s culture, to determine country and industry allocations. Before selecting a country for investment, the Subadviser analyzes the stability of a country’s currency and its political, social and economic culture. Subject to these allocations, the Subadviser uses a value oriented, bottom-up approach, researching and evaluating individual companies, to select stocks for the Fund’s portfolio.
In selecting stocks for the Fund’s portfolio, the Subadviser also looks for companies with the following characteristics:
■	Businesses that the Subadviser believes offer value
■	Low price/earnings multiples relative to other stocks in each country/industry
■	Above average, long-term earnings expectation not reflected in the price
Under normal market conditions, the Fund will invest in a minimum of ten countries throughout the world, focusing on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economies and political regimes appear stable.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.
Foreign Securities Risk: Because the Fund invests primarily in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of
1

Fund Summary
Harbor International Fund

the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
The Fund’s best and worst calendar quarters during this time period were:
	Total Return	Quarter/Year
Best Quarter	26.67%	Q2 2009
Worst Quarter	-22.75%	Q3 2011
Average Annual Total Returns — As of December 31, 2015
	One Year	Five Years	Ten Years	Since Inception	Inception Date
Harbor International Fund
Institutional Class Before Taxes	-3.82%	2.38%	4.93%	10.79%	12-29-1987
After Taxes on Distributions	-4.78%	1.90%	4.51%	N/A
After Taxes on Distributions and Sale of Fund Shares	-1.21%	1.98%	4.18%	N/A
Administrative Class Before Taxes	-4.06%	2.13%	4.66%	9.42%	11-01-2002
Investor Class Before Taxes	-4.16%	2.01%	4.54%	9.27%	11-01-2002
Retirement Class* Before Taxes	-3.82%	2.38%	4.93%	10.79%	03-01-2016
Comparative Index (reflects no deduction for fees, expenses or taxes)
MSCI EAFE (ND)	-0.81%	3.60%	3.03%	5.11%	12-29-1987
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but somewhat higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Northern Cross, LLC has subadvised the Fund since February 12, 2009.
2

Fund Summary
Harbor International Fund

Portfolio Managers
Howard Appleby, CFA Northern Cross, LLC
Mr. Appleby is a Principal of Northern Cross, LLC and has co-managed the Fund since 2009.
Jean-Francois Ducrest Northern Cross, LLC
Mr. Ducrest is a Principal of Northern Cross, LLC and has co-managed the Fund since 2009.
James LaTorre, CFA Northern Cross, LLC
Mr. LaTorre is a Principal of Northern Cross, LLC and has co-managed the Fund since 2009.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	None
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	N/A
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	N/A
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  Limited only to employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.
3

Harbor Diversified International All Cap Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[1]	0.82%	0.82%	0.94%	0.77%
Total Annual Fund Operating Expenses[1]	1.57%	1.82%	1.94%	1.52%
Expense Reimbursement[1,2]	0.72%	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses After Expense Reimbursement[2]	0.85%	1.10%	1.22%	0.80%
1  Based on estimated amounts for the current fiscal year, restated to reflect current fees.
2  The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.85%, 1.10%, 1.22% and 0.80% for the Institutional Class, Administrative Class, Investor Class and Retirement Class, respectively, through February 28, 2017. Only the Board of Trustees may modify or terminate this agreement.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years
Institutional Class	$ 87	$424
Administrative Class	$112	$502
Investor Class	$124	$539
Retirement Class	$ 82	$409

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Expense Example, affect the Fund’s performance.
Principal Investment Strategy
Principal Style Characteristics: Foreign companies selected for long-term growth potential
The Fund invests primarily (no less than 65% of its total assets) in common and preferred stocks of foreign companies, including those located in emerging market countries.
The Subadviser’s investment strategy focuses on identifying attractive long-term investment opportunities that can arise as a result of certain capital cycle, or supply-side, conditions. Capital cycle investing is based on the concept that the prospect of high returns will attract excessive capital and competition, and vice versa. The assessments of how management responds to the forces of the capital cycle through their capital allocation strategy and how they are incentivised are both critical to the investment outcome. While capital cycles are often observed at an industry level, particularly where the investment merits of an individual business are influenced by the rationality of actors within a given competitive ecosystem, they are first identified through bottom-up analysis at the company level. The Subadviser broadly characterizes investments within two opposite points of the capital cycle:
■	High Return Phase: Investments in the top half of the capital cycle, where high rates of return within a business and/or industry are being attained, are often characterized as having some sort of intrinsic pricing power that allow them to fend off competition and excess capital that would otherwise be drawn to the prospects of high returns. These types of investments can also be characterized as having a consolidated industry market structure with high barriers to entry.
■	Depressed Return Phase: Investments in the bottom half of the capital cycle, where rates of return have fallen to or below the cost of capital and where capital is being repelled as a result, are often characterized as contrarian, deep value investments where an improvement in the economic returns of a business are not accurately discounted by the broad market. A consolidating market structure, where supply and competition are removed, or a radical shift in management strategy, are often conditions leading to these types of investments.
The Subadviser uses fundamental, bottom-up qualitative analysis to evaluate businesses and the industry within which they operate. Research meetings with company management represent the majority of analytical effort conducted by the Subadviser. Business attributes that the Subadviser finds attractive include companies that:
■	Deploy capital effectively and efficiently
■	Have high insider ownership and/or where company management are appropriately incentivised to focus on long-term results
■	Operate in a monopolistic, oligopolistic or consolidating industry
■	Show improving or high and sustainable returns on invested capital
■	Generate attractive or improving free-cash-flow
Given the contrarian and long-term nature of the capital cycle, the Subadviser’s investment strategy tends to result in a portfolio of investments that can differ significantly from the Fund’s benchmark index, with average holding periods of seven years or more for individual company investments.
4

Fund Summary
Harbor Diversified International All Cap Fund

The Subadviser allocates responsibility for sourcing investment opportunities among its portfolio managers by regions of the world, with different portfolio managers responsible for each of Europe, Japan, the Pacific Basin and emerging markets, and North America. Regional allocations are determined by Mr. Ostrer and Mr. Arah, with input from the respective regionally-focused portfolio managers. Shifts in regional weightings have historically been the slowest evolving component of the Subadviser’s overall portfolio construction. All of the portfolio managers employ the capital cycle approach to investing across their respective regions in order to identify individual companies for investment. The investment ideas generated across each of the four regions are then combined into the Fund’s overall portfolio. This results in a portfolio that generally maintains investment in between 250 and 350 companies. While inherently diversified, a bias towards smaller and mid cap businesses in niche industries, coupled with a particularly long holding period, result in a portfolio that is significantly differentiated from the Fund’s benchmark index.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Capital Cycle Risk: The Subadviser’s assessment of the capital cycle for a particular industry or company may be incorrect. Investing in companies at inopportune phases of the capital cycle can result in the Fund purchasing company stock at pricing levels that are higher than the market dynamics would support and therefore subject the Fund to greater risk that the stock price would decline rather than increase over time.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.
Foreign Securities Risk: Because the Fund invests primarily in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.
Small and Mid Cap Risk: The Fund’s performance may be more volatile because it may invest in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small and mid cap stocks may fall out of favor relative to large cap stocks, which may cause the Fund to underperform other equity funds that focus on large cap stocks.
Performance
Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information, please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Marathon Asset Management LLP (operating as Marathon-London in the U.S.) has subadvised the Fund since its inception.
Portfolio Managers
Neil M. Ostrer
Marathon Asset Management LLP
Mr. Ostrer is a Portfolio Manager and co-founder of Marathon Asset Management LLP. He has co-managed the Fund since its inception.
William J. Arah
Marathon Asset Management LLP
Mr. Arah is a Portfolio Manager and co-founder of Marathon Asset Management LLP. He has co-managed the Fund since its inception.
Charles Carter
Marathon Asset Management LLP
Mr. Carter is a Portfolio Manager of Marathon Asset Management LLP. He has co-managed the Fund since its inception.
Nick Longhurst
Marathon Asset Management LLP
Mr. Longhurst is a Portfolio Manager of Marathon Asset Management LLP. He has co-managed the Fund since its inception.
Michael Godfrey
Marathon Asset Management LLP
Mr. Godfrey is a Portfolio Manager of Marathon Asset Management LLP. He has co-managed the Fund since its inception.
5

Fund Summary
Harbor Diversified International All Cap Fund

David Cull
Marathon Asset Management LLP
Mr. Cull is a Portfolio Manager of Marathon Asset Management LLP. He has co-managed the Fund since its inception.
Robert Anstey
Marathon Asset Management LLP
Mr. Anstey is a Portfolio Manager of Marathon Asset Management LLP. He has co-managed the Fund since its inception.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	None
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	N/A
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	N/A
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  Limited only to employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.
6

Harbor International Small Cap Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[1]	2.05%	2.05%	2.17%	2.00%
Total Annual Fund Operating Expenses[1]	2.90%	3.15%	3.27%	2.85%
Expense Reimbursement[1,2]	1.95%	1.95%	1.95%	1.95%
Total Annual Fund Operating Expenses After Expense Reimbursement[2]	0.95%	1.20%	1.32%	0.90%
1  Based on estimated amounts for the current fiscal year, restated to reflect current fees.
2  The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.95%, 1.20%, 1.32% and 0.90% for the Institutional Class, Administrative Class, Investor Class and Retirement Class, respectively, through February 28, 2017. Only the Board of Trustees may modify or terminate this agreement.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years
Institutional Class	$ 97	$712
Administrative Class	$122	$787
Investor Class	$134	$823
Retirement Class	$ 91	$697

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Expense Example, affect the Fund’s performance.
Principal Investment Strategy
Principal Style Characteristics: International small cap stocks with unrecognized earnings growth at reasonable valuations
The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap foreign companies. We define small cap companies as those with market capitalizations that fall within the range of the MSCI EAFE (Europe, Australasia and Far East) Small Cap (ND) Index, provided that if the upper end of that range falls below $5 billion, we will continue to define those companies with market capitalization between the upper end of the range of the Index and $5 billion as small cap companies. Some of these companies, although small by U.S. standards, might rank among the largest in their countries by market capitalization. As of December 31, 2015, the range of the Index was $44 million to $7.4 billion, but it is expected to change frequently.
The Subadviser’s investment strategy focuses on identifying companies that have unrecognized earnings growth, such as where earnings growth prospects are better than market expectations or where current earnings growth is not fully reflected in the stock price. The Subadviser first employs a range of quantitative and qualitative screens to create a research universe of approximately 600 companies. The Subadviser then uses fundamental, bottom-up research to evaluate, and ultimately rank, those companies in three primary areas: quality, growth and upside. In ranking individual stocks for potential investment, the Subadviser considers the degree to which the company possesses some or all of the following characteristics across those three primary areas:
■	a quality business franchise with a competitive advantage, efficiency in operations and/or stability
■	competent company management committed to the business and aligned with shareholder interests
■	a stable balance sheet
■	earnings growth over recent periods, such as the past three years and/or the past 12 months
■	prospects for earnings growth over the next five years that are better than the market consensus
■	reasonable company valuation indicating a strong upside potential in the stock price over the next 9 to 12 months
Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of small cap companies. Up to 20% of the Fund’s total assets may be invested in emerging market companies, which we define as those countries included in the MSCI Emerging Markets Index, which currently includes countries located in the Americas, Europe, Middle East, Africa and Asia. The Fund typically expects to maintain investments in a diversified portfolio of between approximately 80 and 110 stocks under normal market conditions, with no one individual holding normally representing more than 3% of the Fund’s total assets. The Subadviser may sell a portfolio holding when the Subadviser believes the company’s earnings growth prospects have been fully reflected in the stock price, the perceived catalyst needed for the market to recognize the earnings growth prospects has disappeared or is expected to take too long to materialize, a significantly more attractive investment idea is identified or the stock’s ranking by the Subadviser in terms of growth, quality and upside declines materially.
7

Fund Summary
Harbor International Small Cap Fund

Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.
Foreign Securities Risk: Because the Fund invests primarily in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.
Small Cap Risk: The Fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.
Performance
Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information, please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Baring International Investment Limited has subadvised the Fund since its inception.
Portfolio Managers
Nicholas M. Williams Baring International Investment Limited
Mr. Williams is a Portfolio Manager and Head of the Small Cap Equity Team at Baring International Investment Limited. He has co-managed the Fund since its inception.
Colin C. Riddles Baring International Investment Limited
Mr. Riddles is a Portfolio Manager at Baring International Investment Limited. He has co-managed the Fund since its inception.
Rosemary C. Simmonds, CFA Baring International Investment Limited
Ms. Simmonds is a Portfolio Manager at Baring International Investment Limited. She has co-managed the Fund since its inception.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
8

Fund Summary
Harbor International Small Cap Fund

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	None
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	N/A
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	N/A
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  Limited only to employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.
9

Harbor International Growth Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[1]	0.16%	0.16%	0.28%	0.11%
Total Annual Fund Operating Expenses[1]	0.91%	1.16%	1.28%	0.86%
Expense Reimbursement[1,2]	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses After Expense Reimbursement[2]	0.85%	1.10%	1.22%	0.80%
1  Restated to reflect current fees.
2  The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.85%, 1.10%, 1.22% and 0.80% for the Institutional Class, Administrative Class, Investor Class and Retirement Class, respectively, through February 28, 2017. Only the Board of Trustees may modify or terminate this agreement.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 87	$284	$497	$1,111
Administrative Class	$112	$362	$631	$1,400
Investor Class	$124	$399	$695	$1,537
Retirement Class	$ 82	$268	$470	$1,052

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 20%.
Principal Investment Strategy
Principal Style Characteristics: Foreign companies selected for long-term growth potential
The Fund invests primarily (no less than 65% of its total assets under normal market conditions) in equity securities, including common and preferred stocks, of foreign companies that Baillie Gifford Overseas Limited (the “Subadviser”) believes will experience growth and benefit from sustainable competitive advantages in their markets. The Fund may invest in companies of any size located in, or economically tied to, any country or region outside of the United States, including developed foreign and emerging markets. The Fund normally invests in at least three different countries outside of the United States.
The Subadviser primarily uses proprietary, fundamental research to seek to identify companies for investment that can exhibit sustained, above-average growth with attractive financial characteristics, such as superior profit margins and returns on invested capital. The Subadviser normally evaluates these characteristics over a 3 to 5 year time horizon. The Subadviser may, from time to time and at its discretion, seek to hedge the value of a portion of the Fund’s foreign currency exposure to attempt to preserve the value of the Fund’s investments in U.S. dollar terms. However, the Subadviser does not normally expect to hedge the Fund’s foreign currency exposure.
When evaluating individual companies for investment, the Subadviser normally focuses on the following:
■	Opportunity: The Subadviser looks for companies that have identifiable and sustainable competitive advantages, which will enable the company to achieve above average growth rates. These competitive advantages include the degree to which there are barriers to entry in the market, the uniqueness of the company’s product offerings, any enduring cost or technology advantages and the loyalty of the company’s customers.
■	Execution: The Subadviser looks for companies that have management teams that are capable of capitalizing on the opportunities available to them. This analysis involves an assessment of the strength of the company’s financial position, including its ability to fund growth opportunities internally through sufficiently attractive profit margins, and an assessment of the management team’s actions, including how management chooses to put excess capital to work through reinvestment or acquisitions.
■	Valuation: After identifying a pool of companies with attractive growth opportunities and capable management teams, the Subadviser then focuses on identifying those companies that are undervalued relative to their current stock price based upon the Subadviser’s view of the company’s future growth potential.
The Subadviser may sell or reduce the Fund’s investment in a portfolio security if the Subadviser detects a material diminution to either the company’s growth opportunity or in the level of confidence the Subadviser has in company management’s ability to exploit that opportunity. This may occur as a result of a new technological or competitive threat to the company or industry or to an unexpected change in strategic direction from company management. The Subadviser also regularly considers the company’s valuation, and whether the current stock price has risen to a level that better reflects the Subadviser’s view of the company’s future growth potential. However, the Subadviser does not normally trade
10

Fund Summary
Harbor International Growth Fund

based upon short-term price movements, as it considers such moves to be poor predictors of long-term results.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.
Foreign Securities Risk: Because the Fund invests primarily in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Effective May 21, 2013, Baillie Gifford Overseas Limited became the Fund’s subadviser. Performance data prior to that date is not attributable to Baillie Gifford.
Calendar Year Total Returns for Institutional Class Shares
The Fund’s best and worst calendar quarters during this time period were:
	Total Return	Quarter/Year
Best Quarter	25.91%	Q2 2009
Worst Quarter	-26.40%	Q4 2008

Average Annual Total Returns — As of December 31, 2015
	One Year	Five Years	Ten Years	Since Inception	Inception Date
Harbor International Growth Fund
Institutional Class Before Taxes	1.52%	1.91%	2.72%	3.16%	11-01-1993
After Taxes on Distributions	1.37%	1.77%	2.62%	N/A
After Taxes on Distributions and Sale of Fund Shares	1.15%	1.78%	2.37%	N/A
Administrative Class Before Taxes	1.29%	1.65%	2.47%	5.88%	11-01-2002
Investor Class Before Taxes	1.21%	1.53%	2.34%	5.76%	11-01-2002
Retirement Class* Before Taxes	1.52%	1.91%	2.72%	3.16%	03-01-2016
Comparative Index (reflects no deduction for fees, expenses or taxes)
MSCI All Country World Ex. U.S. (ND)	-5.66%	1.06%	2.92%	N/A	11-01-1993
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but somewhat higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
11

Fund Summary
Harbor International Growth Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Baillie Gifford Overseas Limited has subadvised the Fund since May 2013.
Portfolio Managers
Gerard Callahan Baillie Gifford Overseas Limited
Mr. Callahan is a Portfolio Manager and Chair of the International Focus Portfolio Construction Group. He has co-managed the Fund since 2013.
Iain Campbell Baillie Gifford Overseas Limited
Mr. Campbell is a Portfolio Manager and member of the International Focus Portfolio Construction Group. He has co-managed the Fund since 2013.
Joe Faraday, CFA Baillie Gifford Overseas Limited
Mr. Faraday is a Portfolio Manager and member of the International Focus Portfolio Construction Group. He has co-managed the Fund since 2013.
Moritz Sitte, CFA Baillie Gifford Overseas Limited
Mr. Sitte is a Portfolio Manager and member of the International Focus Portfolio Construction Group. He has co-managed the Fund since 2014.
Sophie Earnshaw, CFA Baillie Gifford Overseas Limited
Ms. Earnshaw is a Portfolio Manager and member of the International Focus Portfolio Construction Group. She has co-managed the Fund since 2014.
Tom Walsh, CFA Baillie Gifford Overseas Limited
Mr. Walsh is a Portfolio Manager and member of the International Focus Portfolio Construction Group. He has co-managed the Fund since 2014.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	None
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	N/A
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	N/A
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  Limited only to employer-sponsored retirement or benefit plans.
12

Fund Summary
Harbor International Growth Fund

Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.
13

Harbor Global Growth Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[1]	0.28%	0.28%	0.40%	0.23%
Total Annual Fund Operating Expenses[1]	1.03%	1.28%	1.40%	0.98%
Expense Reimbursement[1,2]	0.13%	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses After Expense Reimbursement[2]	0.90%	1.15%	1.27%	0.85%
1  Restated to reflect current fees.
2  The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.90%, 1.15%, 1.27% and 0.85% for the Institutional Class, Administrative Class, Investor Class and Retirement Class, respectively, through February 28, 2017. Only the Board of Trustees may modify or terminate this agreement.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$ 92	$314	$555	$1,244
Administrative Class	$117	$392	$688	$1,531
Investor Class	$129	$430	$752	$1,665
Retirement Class	$ 87	$299	$528	$1,186

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 106%.
Principal Investment Strategy
Principal Style Characteristics: Companies throughout the world selected for long-term growth potential
The Fund invests primarily in common stocks of a limited number of U.S. and foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size that are economically tied to any countries or markets throughout the world, including companies economically tied to emerging markets. Under normal market conditions, the Fund invests significantly (generally, at least 40% of its net assets) in the securities of issuers economically tied to foreign countries (unless market conditions are not deemed favorable by the Subadviser, in which case the Fund generally will invest less than 40%, but at least 30%, of its assets in such foreign securities). The Fund will invest its assets in various regions and countries, including the U.S., that encompass not less than three different countries overall.
In selecting investments for the Fund, the Subadviser uses an approach that emphasizes the selection of what the Subadviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The investment approach combines “top-down” macro-economic analysis with “bottom-up” company and security analysis. The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, fiscal policy, currency movements, demographic trends, the regulatory environment, and the global competitive landscape. The Subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends. Through this “top-down” analysis, the Subadviser seeks to create a strategic backdrop for actual portfolio construction by identifying sectors, industries and companies that may benefit from the overall trends the Subadviser has observed.
In the bottom-up analysis, the Subadviser looks for individual companies or securities (including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Subadviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its market-share position, franchise durability, and pricing power; solid fundamentals (e.g., a strong balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable current valuations in the context of projected growth rates and peer group comparisons; current income; and other positive, transformational catalysts or indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” company and security analysis.
As part of this fundamental, “bottom-up” research, the Subadviser may visit with a company’s management and conduct other research to gain thorough knowledge of the company. The Subadviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Subadviser in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include
14

Fund Summary
Harbor Global Growth Fund

quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.
The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund’s portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing positive transformational change in their business model, such as, without limitation, the introduction of a new product, the appointment of a new management team, or a merger or acquisition.
The Subadviser may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of the Subadviser, a security’s fundamentals change substantially, its price appreciation leads to overvaluation in relation to the Subadviser’s estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, or for other reasons.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.
Foreign Securities Risk: Because the Fund invests primarily in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.
Issuer Concentration Risk: Because the Fund may invest in a limited number of companies, an adverse event affecting a particular company may hurt the Fund’s performance more than if it had invested in a larger number of companies.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
The Fund’s best and worst calendar quarters during this time period were:
	Total Return	Quarter/Year
Best Quarter	21.97%	Q1 2012
Worst Quarter	-21.13%	Q3 2011
15

Fund Summary
Harbor Global Growth Fund

Average Annual Total Returns — As of December 31, 2015
	One Year	Five Years	Ten Years	Since Inception	Inception Date
Harbor Global Growth Fund
Institutional Class Before Taxes	2.52%	9.65%	N/A	19.27%	03-01-2009
After Taxes on Distributions	1.72%	8.17%	N/A	17.26%
After Taxes on Distributions and Sale of Fund Shares	2.09%	7.46%	N/A	15.59%
Administrative Class Before Taxes	2.25%	9.37%	N/A	18.98%	03-01-2009
Investor Class Before Taxes	2.17%	9.25%	N/A	18.83%	03-01-2009
Retirement Class* Before Taxes	2.52%	9.65%	N/A	19.27%	03-01-2016
Comparative Index (reflects no deduction for fees, expenses or taxes)
MSCI All Country World (ND)	-2.36%	6.09%	N/A	14.14%	03-01-2009
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but somewhat higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Marsico Capital Management, LLC has subadvised the Fund since its inception in 2009.
Portfolio Manager
Thomas Marsico Marsico Capital Management, LLC
Mr. Marsico is the Chief Executive Officer and Chief Investment Officer of Marsico Capital Management and has managed the Fund since its inception in 2009.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	None
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	N/A
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	N/A
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  Limited only to employer-sponsored retirement or benefit plans.
16

Fund Summary
Harbor Global Growth Fund

Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.
17

Harbor Emerging Markets Equity Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses[1]	0.54%	0.54%	0.66%	0.49%
Total Annual Fund Operating Expenses[1]	1.49%	1.74%	1.86%	1.44%
Expense Reimbursement[1,2]	0.34%	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses After Expense Reimbursement[2]	1.15%	1.40%	1.52%	1.10%
1  Restated to reflect current fees.
2  The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 1.15%, 1.40%, 1.52% and 1.10% for the Institutional Class, Administrative Class, Investor Class and Retirement Class, respectively, through February 28, 2017. Only the Board of Trustees may modify or terminate this agreement.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Institutional Class	$117	$437	$780	$1,747
Administrative Class	$143	$514	$911	$2,021
Investor Class	$155	$551	$973	$2,149
Retirement Class	$112	$421	$753	$1,692

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 58%.
Principal Investment Strategy
Principal Style Characteristics: Equity securities of emerging market companies of any size
The Fund invests primarily (at least 80% of its net assets, plus borrowings for investment purposes, under normal market conditions) in equity securities, including common and preferred stocks, of emerging market companies that the Subadviser believes have been undervalued in the market relative to their ability to generate strong cash flows and attractive returns on capital.
Emerging market companies are considered to be those that are located in, or economically tied to, emerging market countries or that maintain securities that principally trade on exchanges located in emerging market countries. Emerging market countries primarily include those countries that comprise the MSCI Emerging Markets (ND) Index, but may include other countries with similar characteristics. As of January 1, 2016, the MSCI Emerging Markets (ND) Index included the following 23 emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.
The Subadviser uses proprietary, fundamental research to identify companies with solid businesses for investment that it believes have an intrinsic value that is higher than the company’s value as determined by its current stock price. When selecting individual companies for investment, the Subadviser normally looks for:
■	Sound management
■	Quality business model
■	Positive cash flow generation
■	Strong market position
■	Industry growth potential
■	Sustainable advantages
■	Stock trading at a significant discount to intrinsic value
In constructing the overall portfolio of investments for the Fund, the Subadviser actively considers the risk of loss that can occur as a result of unpredictable market events and seeks to construct a portfolio that is appropriately diversified across various countries and sectors. The Subadviser also carefully monitors developments on both the company level and global macro level to seek to identify circumstances that could cause the risk in the portfolio to increase beyond desired levels.
The Subadviser may sell or reduce the Fund’s investment in a portfolio security if the Subadviser detects a less appealing risk/reward profile for the company, price appreciation in the company’s stock resulting in overvaluation, deceleration of the company’s revenue or earnings growth, deterioration in the company’s business, or issues developing with company management.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:
Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the
18

Fund Summary
Harbor Emerging Markets Equity Fund

value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.
Emerging Market Securities Risk: Because the Fund invests primarily in securities of emerging market issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Small and Mid Cap Risk: The Fund’s performance may be more volatile because it may invest in emerging market issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small and mid cap stocks may fall out of favor relative to large cap stocks, which may cause the Fund to underperform other equity funds that focus on large cap stocks.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
The Fund’s best and worst calendar quarters during this time period were:
	Total Return	Quarter/Year
Best Quarter	5.58%	Q2 2014
Worst Quarter	-20.50%	Q3 2015

Average Annual Total Returns — As of December 31, 2015
	One Year	Five Years	Ten Years	Since Inception	Inception Date
Harbor Emerging Markets Equity Fund
Institutional Class Before Taxes	-20.35%	N/A	N/A	-12.69%	11-01-2013
After Taxes on Distributions	-20.35%	N/A	N/A	-12.70%
After Taxes on Distributions and Sale of Fund Shares	-11.17%	N/A	N/A	-9.34%
Administrative Class Before Taxes	-20.59%	N/A	N/A	-12.92%	11-01-2013
Investor Class Before Taxes	-20.61%	N/A	N/A	-12.99%	11-01-2013
Retirement Class* Before Taxes	-20.35%	N/A	N/A	-12.69%	03-01-2016
Comparative Index (reflects no deduction for fees, expenses or taxes)
MSCI Emerging Markets (ND)	-14.92%	N/A	N/A	-9.36%	11-01-2013
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but somewhat higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders
19

Fund Summary
Harbor Emerging Markets Equity Fund

or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Oaktree Capital Management, L.P. has subadvised the Fund since its inception on November 1, 2013.
Portfolio Managers
Frank Carroll Oaktree Capital Management, L.P.
Mr. Carroll is a Managing Director and Co-Portfolio Manager of Oaktree Capital Management, L.P. and has co-managed the Fund since its inception in 2013.
Tim Jensen Oaktree Capital Management, L.P.
Mr. Jensen is a Managing Director and Co-Portfolio Manager of Oaktree Capital Management, L.P. and has co-managed the Fund since its inception in 2013.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Institutional Class	Administrative Class[1]	Investor Class	Retirement Class[2]
Regular	$50,000	$50,000	$2,500	None
Individual Retirement Account (IRA)	$50,000	N/A	$1,000	N/A
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000	N/A
1  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
2  Limited only to employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Institutional, Administrative and/or Investor Classes of shares of the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.
20

Additional Information about the Funds’ Investments

Investment Objectives
Harbor Funds’ Board of Trustees (the “Board of Trustees”) may change a Fund’s investment objective without shareholder approval.

Investment Policies
For Harbor Emerging Markets Equity Fund, the Fund’s 80% investment policy may be changed by the Fund upon 60 days’ advanced notice to the shareholders.

Equity Securities
Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, security futures, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations. Equity investments also may include investments in initial public offerings or secondary offerings.

Other Investments
Derivative Instruments
Each Fund may, but is not required to, use derivatives for any of the following purposes:
■	To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing stock market prices or currency exchange rates.
■	As a substitute for purchasing or selling securities or foreign currencies.
■	In non-hedging situations, to attempt to profit from anticipated market developments.
In general, a derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index, or other asset. Examples of derivatives are futures contracts, options, forward contracts, hybrid instruments, swaps, caps, collars and floors.
Even a small investment in certain types of derivatives can have a big impact on a Fund’s portfolio interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase a Fund’s portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of the Fund’s portfolio holdings. If a Fund invests in a derivative instrument, it seeks to manage its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.
Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make a Fund’s portfolio less liquid and harder to value, especially in declining markets. In addition, government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Temporary Positions
In response to extraordinary market, economic or political conditions or other unusual or abnormal circumstances, each Fund may depart from its principal investment strategies by taking large temporary investment positions (i.e., in cash or investment-grade debt securities).
The Funds may invest without limit in equity securities of U.S. issuers and investment-grade notes and bonds.
If a Fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

Portfolio Turnover
Harbor Global Growth Fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance. A portfolio turnover rate of over 100% is higher than the rate experienced by many other investment companies and is a result of an actively managed portfolio. Although the higher turnover rate results in higher transaction costs and other expenses for a Fund, each Subadviser believes that the portfolio transactions are in the best interests of shareholders.
21

The Adviser and Subadvisers

The Adviser
Harbor Capital Advisors, Inc. (the “Adviser”) is the investment adviser to Harbor Funds. The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302, is an indirect, wholly-owned subsidiary of Robeco Groep N.V. Founded in 1929 and headquartered in Rotterdam, The Netherlands, Robeco Groep N.V. is one of the world’s oldest asset management organizations. As of December 31, 2015, Robeco Groep N.V., through its investment management subsidiaries, had approximately $293 billion in assets under management.
The combined assets of Harbor Funds and the pension plans managed by the Adviser were approximately $79 billion as of December 31, 2015.
The Adviser employs a “manager-of-managers” approach in selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Subject to the approval of the Board of Trustees, the Adviser establishes, and may modify whenever deemed appropriate, the investment strategies of each Fund. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers. The Adviser evaluates and allocates each Fund’s assets to one or more Subadvisers.
The Adviser also:
■	Seeks to ensure quality control in the Subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■	Monitors and measures risk and return results against appropriate benchmarks and recommends whether Subadvisers should be retained or changed.
■	Focuses on cost control.
In order to more effectively manage the Funds, Harbor Funds and the Adviser have been granted an order from the Securities and Exchange Commission (“SEC”) permitting the Adviser, subject to the approval of the Board of Trustees, to select subadvisers not affiliated with the Adviser to serve as portfolio managers for the Funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements with such unaffiliated subadvisers, all without obtaining shareholder approval.
In addition to its investment management services to the Funds, the Adviser administers each Fund’s business affairs. For the year ended October 31, 2015, as shown in the table, each Fund paid the Adviser an advisory fee for these services. The Adviser has agreed to contractually reduce its advisory fee and/or limit the total expenses of each Fund until February 28, 2017. The Adviser pays a subadvisory fee to each Subadviser out of its own assets. No Fund is responsible for paying any portion of the subadvisory fee to the Subadviser.
Annual Advisory Fee Rates
(annual rate based on the Fund’s average net assets)
	Actual Advisory Fee Paid	Contractual Advisory Fee
Harbor International Fund	0.65%
Up to $12 billion		0.75%
In excess of $12 billion		0.65
Harbor Diversified International All Cap Fund	N/A [1]	0.75
Harbor International Small Cap Fund	N/A [2]	0.85
Harbor International Growth Fund	0.75	0.75
Harbor Global Growth Fund	0.75	0.75
Harbor Emerging Markets Equity Fund	0.95	0.95
[1]	Commenced operations November 2, 2015.
[2]	Commenced operations February 1, 2016.
A discussion of the factors considered by the Board of Trustees when approving the investment advisory agreements of the Funds (except Harbor Diversified International All Cap Fund and Harbor International Small Cap Fund) is available in Harbor Funds’ most recent semi-annual (for the 6-month period ended April 30) report to shareholders. In the case of Harbor Diversified International All Cap Fund and Harbor International Small Cap Fund, a discussion of the factors considered by the Board of Trustees when approving the investment advisory and subadvisory agreements of the Funds will be available in the semi-annual report to shareholders for the 6-month period ended April 30, 2016.
Each Subadviser that also subadvises a portion of the pension plan assets managed by the Adviser has adopted procedures reasonably designed to ensure fair allocation of investment opportunities among client accounts, including the respective Fund and the pension plan. The objectives and investment styles of the respective Funds match those segments of the pension plan subadvised by the Subadvisers.
22

The Adviser and Subadvisers

The Subadvisers and Portfolio Managers
Each Fund’s investments are selected by a Subadviser that is not affiliated with the Adviser. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Funds. For those Subadvisers that utilize an investment committee to make investment decisions for a Fund, additional information about the operation of the investment committee is set forth below.
Harbor International Fund
Northern Cross, LLC, located at 125 Summer Street, 14th Floor, Suite 1410, Boston, MA 02110, serves as Subadviser to Harbor International Fund. Howard Appleby, Jean-Francois Ducrest and James LaTorre make the day-to-day investment decisions for the Fund using a team approach. Each of the portfolio managers have equal responsibility in contributing investment ideas and research to the team regarding the Fund’s portfolio. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Howard Appleby, CFA	2009	Portfolio Manager; Since 2003, Principal of Northern Cross, LLC; Since 2003, President of MJS International.
Jean-Francois Ducrest	2009	Portfolio Manager; Since 2003, Principal of Northern Cross, LLC; Since 2003, President of PGN Advisors.
James LaTorre, CFA	2009	Portfolio Manager; Since 2003, Principal of Northern Cross, LLC; Since 1996, President of Summit International Investments.

Harbor Diversified International All Cap Fund
Marathon Asset Management LLP, (“Marathon-London”) located at Orion House, 5 Upper St. Martin’s Lane, London, WC2H 9EA, England, serves as Subadviser to Harbor Diversified International All Cap Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Marathon-London employs a team approach. Mr. Arah invests in Japan, Messrs. Ostrer, Carter and Longhurst invest in Europe, Messrs. Godfrey and Cull invest in Asia Pacific ex-Japan and emerging markets, and Mr. Anstey invests in North America. Each manages their piece autonomously; however, Mr. Ostrer and Mr. Arah are jointly responsible for determining the regional allocation.
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Neil M. Ostrer	2015	Portfolio Manager; Since 1986, Portfolio Manager and co-founder of Marathon-London.
William J. Arah	2015	Portfolio Manager; Since 1987, Portfolio Manager and co-founder of Marathon-London.
Charles Carter	2015	Portfolio Manager; Since 2007, Portfolio Manager of Marathon Asset Management LLP; From 1998- 2007, Analyst of Marathon-London.
Nick Longhurst	2015	Portfolio Manager; Since 2010, Portfolio Manager of Marathon Asset Management LLP; From 2003- 2010, Analyst of Marathon-London.
Michael Godfrey	2015	Portfolio Manager; Since 2012, Portfolio Manager of Marathon-London; From 2008-2012, comanager of M&G Investments.
David Cull	2015	Portfolio Manager; Since 2015, Portfolio Manager of Marathon-London; From 2012-2015, Analyst of Marathon-London; From 2007-2012, Global Equity Analyst of M&G Investments.
Robert Anstey	2015	Portfolio Manager; Since 2014, Portfolio Manager of Marathon-London; From 2001-2013, Head of U.S. Equities of Hermes Fund Managers Ltd.
23

The Adviser and Subadvisers

Harbor International Small Cap Fund
Baring International Investment Limited, located at 155 Bishopsgate, London, EC2M 3XY, United Kingdom, serves as Subadviser to Harbor International Small Cap Fund. The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Nicholas M. Williams	2016	Portfolio Manager and Head of the Small Cap Equity Team, Baring International Investment Limited (since 2004).
Colin C. Riddles	2016	Portfolio Manager, Baring International Investment Limited (since 2010).
Rosemary C. Simmonds, CFA	2016	Portfolio Manager, Baring International Investment Limited (since 2010).

Harbor International Growth Fund
Baillie Gifford Overseas Limited, located at Calton Square, 1 Greenside Row, Edinburgh, Scotland, serves as Subadviser to Harbor International Growth Fund. Each of the Portfolio Managers listed below are members of Baillie Gifford Overseas Limited’s Portfolio Construction Group, which has the responsibility for making the day-to-day investment decisions for the Fund using a team based approach. The Portfolio Construction Group includes Portfolio Managers from Baillie Gifford Overseas Limited’s regional equity specialist teams who participate in the investment decision making process across the Fund’s portfolio.
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Gerard Callahan	2013	Portfolio Manager; Since 2010, Chairman of the International Focus Portfolio Construction Group at Baillie Gifford Overseas Limited; Since 2000, Partner of Baillie Gifford & Co.; Since 1991, Portfolio Manager of Baillie Gifford Overseas Limited. Joined Baillie Gifford Overseas Limited in 1991.
Iain Campbell	2013	Portfolio Manager; Since 2010, Member of the International Focus Portfolio Construction Group at Baillie Gifford Overseas Limited; Since 2004, Portfolio Manager of Baillie Gifford Overseas Limited. Joined Baillie Gifford Overseas Limited in 2004.
Joe Faraday, CFA	2013	Portfolio Manager; Since 2007, Member of the International Focus Portfolio Construction Group at Baillie Gifford Overseas Limited; Since 2002, Portfolio Manager of Baillie Gifford Overseas Limited. Joined Baillie Gifford Overseas Limited in 2002.
Moritz Sitte, CFA	2014	Portfolio Manager; Since 2014, Member of the International Focus Portfolio Construction Group at Baillie Gifford Overseas Limited; Since 2010, Portfolio Manager of Baillie Gifford Overseas Limited. Joined Baillie Gifford Overseas Limited in 2010.
Sophie Earnshaw, CFA	2014	Portfolio Manager; Since 2014, Member of the International Focus Portfolio Construction Group at Baillie Gifford Overseas Limited; Since 2009, Portfolio Manager of Baillie Gifford Overseas Limited. Joined Baillie Gifford Overseas Limited in 2009.
Tom Walsh, CFA	2014	Portfolio Manager; Since 2014, Member of the International Focus Portfolio Construction Group at Baillie Gifford Overseas Limited; Since 2009, Portfolio Manager of Baillie Gifford Overseas Limited. Joined Baillie Gifford Overseas Limited in 2009.
24

The Adviser and Subadvisers

Harbor Global Growth Fund
Marsico Capital Management LLC, located at 1200 17th Street, Suite 1600, Denver, CO 80202, serves as Subadviser to Harbor Global Growth Fund. The portfolio manager is primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGER	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Thomas Marsico	2009	Portfolio Manager; Since 1997, Chief Executive Officer and Chief Investment Officer of Marsico Capital Management, LLC.

Harbor Emerging Markets Equity Fund
Oaktree Capital Management, L.P., located at 333 South Grand Avenue, 28th Floor, Los Angeles, CA 90071, serves as Subadviser to Harbor Emerging Markets Equity Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGERS	PORTFOLIO MANAGER SINCE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Frank Carroll	2013	Portfolio Manager; Since 1999, Managing Director and Co-Portfolio Manager of Oaktree Capital Management, L.P.
Tim Jensen	2013	Portfolio Manager; Since 2000, Managing Director and Co-Portfolio Manager of Oaktree Capital Management, L.P.
25

The Adviser and Subadvisers

Marathon-London MSCI AC World Ex. U.S. Composite Performance Information
The following table presents the past performance of a composite of certain accounts managed by Marathon-London, the Subadviser to Harbor Diversified International All Cap Fund. The Marathon MSCI AC World Ex. U.S. Composite (the “Composite”) is comprised of all fee paying accounts under discretionary management by Marathon-London that have investment objectives, policies and strategies substantially similar to those of the Fund. Returns are presented in U.S. dollars. Except to the extent net performance has been adjusted to reflect the operating costs of the Fund, Marathon- London has prepared and presented the historical performance shown for the Composite in compliance with the Global Investment Performance Standards (GIPS®). Returns include the reinvestment of interest, dividends and any other distributions. The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the Composite and certain other expenses that would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Marathon-London in managing portfolios with substantially similar investment strategies and techniques to those of the Fund. To calculate the performance of the Composite net of all operating expenses, the estimated net Fund operating expenses payable by the Institutional, Administrative and Investor Class shares of the Fund for the fiscal year ending October 31, 2016 were used.
The historical performance of the Composite is not that of Harbor Diversified International All Cap Fund and is not necessarily indicative of the Fund’s future results. The Fund commenced operations on November 2, 2015 and the Fund’s actual performance may vary significantly from the past performance of the Composite. While the accounts comprising the Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, none of the accounts currently comprising the Composite are subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the accounts in the Composite, they may have had an adverse effect on the performance results of the Composite. However, Marathon-London does not believe that such accounts would have been managed in a significantly different manner had they been subject to such investment limitations, diversification requirements and other restrictions.

marathon-london msci ac world ex. u.s. composite*
	For the Periods Ended December 31, 2015:
Composite*	1 Year	5 Years	10 Years	Since Inception
Composite net of all Institutional Class operating expenses	2.63%	5.23%	6.10%	7.79%
Composite net of all Administrative Class operating expenses	2.38	4.97	5.84	7.52
Composite net of all Investor Class operating expenses	2.25	4.85	5.71	7.39
Composite net of all Retirement Class operating expenses	7.83	6.14	5.27	2.67
Composite gross of all operating expenses	3.51	6.13	7.01	8.72
MSCI AC World Ex. U.S. (ND) Index**	-5.66	1.06	2.92	N/A

	For the Periods Ended December 31:
	2006	2007	2008	2009	2010	2011	2012	2013	2014	2015
Composite net of all Institutional Class operating expenses	28.28%	16.90%	-40.27%	33.90%	16.84%	-9.45%	18.07%	24.82%	-5.76%	2.63%
Composite net of all Administrative Class operating expenses	27.96	16.61	-40.42	33.57	16.55	-9.68	17.77	24.50	-6.00	2.38
Composite net of all Investor Class operating expenses	27.81	16.47	-40.49	33.41	16.41	-9.79	17.63	24.36	-6.11	2.25
Composite net of all Retirement Class operating expenses	28.33	16.94	-40.25	33.95	16.88	-9.42	18.11	24.86	-5.73	2.67
Composite gross of all operating expenses	29.38	17.90	-39.76	35.05	17.84	-8.68	19.08	25.88	-4.96	3.51
MSCI AC World Ex. U.S. (ND) Index**	26.65	16.51	-45.53	41.45	11.15	-13.71	16.83	15.29	-3.87	-5.66

*	This is not the performance of Harbor Diversified International All Cap Fund. As of December 31, 2015, the Composite was composed of 5 accounts, totaling approximately $2.3 billion. The inception date of the Composite was June 30, 1994.
**	The MSCI AC World Ex. U.S. (ND) Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. This unmanaged index does not reflect fees and expenses and is not available for direct investment.
26

The Adviser and Subadvisers

Barings International Small Cap Equity Composite Performance Information
The following table presents the past performance of a composite managed by Baring International Investment Limited (“Barings”), the Subadviser to Harbor International Small Cap Fund. The Barings International Small Cap Equity Composite (the “Composite”) is comprised of all fee paying accounts under discretionary management by Barings that have investment objectives, policies and strategies substantially similar to those of the Fund. The Composite consisted of 1 account as of December 31, 2015. Returns are presented in U.S. dollars and include the reinvestment of interest, dividends and any other distributions. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the Composite and certain other expenses that would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Barings in managing portfolios with investment strategies and techniques substantially similar to those of the Fund. To calculate the performance of the Composite net of all operating expenses, the estimated net Fund operating expenses payable by the Institutional, Administrative, Investor and Retirement Class shares of the Fund for the fiscal year ending October 31, 2016 were used.
The historical performance of the Composite is not that of the Harbor International Small Cap Fund and is not necessarily indicative of the Fund’s future results. The Fund commenced operations on February 1, 2016 and the Fund’s actual performance may vary significantly from the past performance of the Composite. While the accounts comprising the Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, none of the accounts currently comprising the Composite are subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the accounts in the Composite, they may have had an adverse effect on the performance results of the Composite. However, Barings does not believe that such accounts would have been managed in a significantly different manner had they been subject to such investment limitations, diversification requirements and other restrictions.

barings international small cap equity composite*
	For the Periods Ended December 31, 2015:
Composite*	1 Year	5 Years	Since Inception
Composite net of all Institutional Class operating expenses	13.83%	10.14%	14.79%
Composite net of all Administrative Class operating expenses	13.54	9.86	14.51
Composite net of all Investor Class operating expenses	13.40	9.73	14.37
Composite net of all Retirement Class operating expenses	13.88	10.20	14.85
Composite gross of all operating expenses	14.91	11.19	15.89
MSCI EAFE Small Cap (ND) Index**	9.59	6.32	11.46

	For the Periods Ended December 31:
	2009***	2010	2011	2012	2013	2014	2015
Composite net of all Institutional Class operating expenses	23.36%	25.06%	-16.49%	25.37%	36.08%	-0.06%	13.83%
Composite net of all Administrative Class operating expenses	22.18	24.74	-16.70	25.06	35.74	-0.30	13.54
Composite net of all Investor Class operating expenses	22.10	24.59	-16.80	24.91	35.58	-0.42	13.40
Composite net of all Retirement Class operating expenses	22.40	25.12	-16.45	25.43	36.15	-0.01	13.88
Composite gross of all operating expenses	23.04	26.25	-15.69	26.57	37.38	0.90	14.91
MSCI EAFE Small Cap (ND) Index**	23.21	22.04	-15.94	20.00	29.30	-4.95	9.59

*	This is not the performance of Harbor International Small Cap Fund. As of December 31, 2015, the Composite was composed of 1 account, totaling approximately $38.6 million. The inception date of the Composite was May 31, 2009.
**	The MSCI EAFE Small Cap (ND) Index is an equity index which captures small cap representation across developed markets countries around the world, excluding the US and Canada. This unmanaged index does not reflect fees and expenses and is not available for direct investment.
***	For the period May 31, 2009 (inception) through December 31, 2009.
27

The Adviser and Subadvisers

Baillie Gifford
International Non-U.S.
Equities Focus
Composite
Performance
Information
The following table presents the past performance of a composite of certain accounts managed by Baillie Gifford, including Baillie Gifford Overseas Limited, the Subadviser to Harbor International Growth Fund. The Baillie Gifford International Non-U.S. Equities Focus Composite (the “Composite”) is comprised of all fee paying accounts under discretionary management by Baillie Gifford that have investment objectives, policies and strategies substantially similar to that of the Fund. Composite account returns are calculated daily. Valuations and returns are computed and stated in U.S. dollars. Returns include the reinvestment of interest, dividends and any other distributions and are gross of source country withholding taxes on interest, dividends and capital gains. The method used for computing historical Composite performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the Composite, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Baillie Gifford in managing portfolios with substantially similar investment strategies and techniques to those of the Fund. To calculate the performance of the Composite net of all operating expenses, the net Fund operating expenses payable by the Institutional, Administrative and Investor Class shares of the Fund for the fiscal year ended October 31, 2015 were used.
The historical performance of the Composite is not that of Harbor International Growth Fund and is not necessarily indicative of the Fund’s future results. The Fund commenced operations on November 1, 1993, during which time the Fund employed subadvisers that were different from Baillie Gifford. The Fund’s actual performance may vary significantly from the past performance of the Composite. While the accounts comprising the Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, none of the accounts comprising the Composite were subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all accounts in the Composite, they may have had an adverse effect on the performance results of the Composite.

baillie gifford international non-u.s. equities focus composite*
	For the Periods Ended December 31, 2015:
Composite*	1 Year	5 Years	10 Years	Since Inception
Composite net of all Institutional Class operating expenses	1.46%	3.82%	5.10%	7.52%
Composite net of all Administrative Class operating expenses	1.20	3.56	4.84	7.26
Composite net of all Investor Class operating expenses	1.08	3.44	4.71	7.13
Composite net of all Retirement Class operating expenses	1.49	3.86	5.14	7.56
Composite gross of all operating expenses	2.32	4.71	6.00	8.44
MSCI All Country World (ACW) ex U.S. (ND) Index**	-5.66	1.06	2.92	6.30

	For the Periods Ended December 31:
	2006	2007	2008	2009	2010	2011	2012	2013	2014	2015
Composite net of all Institutional Class operating expenses	23.40%	20.15%	-45.69%	46.29%	15.73%	-13.10%	19.07%	18.92%	-3.37%	1.46%
Composite net of all Administrative Class operating expenses	23.10	19.85	-45.83	45.92	15.44	-13.32	18.77	18.62	-3.61	1.20
Composite net of all Investor Class operating expenses	22.95	19.70	-45.89	45.75	15.30	-13.43	18.63	18.48	-3.72	1.08
Composite net of all Retirement Class operating expenses	23.45	20.19	-45.67	46.34	15.77	-13.07	19.11	18.96	-3.33	1.49
Composite gross of all operating expenses	24.46	21.17	-45.23	47.54	16.72	-12.36	20.08	19.93	-2.54	2.32
MSCI ACW ex U.S. (ND) Index**	26.65	16.65	-45.53	41.45	11.15	-13.71	16.83	15.29	-3.87	-5.66

*	This is not the performance of Harbor International Growth Fund. As of December 31, 2015, the Composite was composed of 23 accounts, totaling approximately $5.9 billion. The inception date of the Composite was June 30, 2002.
**	The MSCI ACW ex USA (ND) Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.
28

The Adviser and Subadvisers

Oaktree Emerging
Markets Equity (MSCI)
Composite
Performance
Information
The following table presents the past performance of a composite of certain accounts managed by Oaktree Capital Management, L.P. (“Oaktree”), the Subadviser to Harbor Emerging Markets Equity Fund. The Oaktree Emerging Markets Equity (MSCI) Composite (the “Composite”) is comprised of all fee paying accounts under discretionary management by Oaktree that have investment objectives, policies and strategies substantially similar to those of the Fund. The returns presented below include reinvestment of income and are time-weighted rates of return net of commissions, transaction costs, and foreign withholding taxes on interest, dividends and capital gains. Reclaimable foreign withholding taxes are accrued. Returns are presented in U.S. dollars. The method used for computing historical Composite performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the Composite and certain other expenses that would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Oaktree in managing portfolios with substantially similar investment strategies and techniques to those of the Fund. To calculate the performance of the Composite net of all operating expenses, the net Fund operating expenses payable by the Institutional, Administrative and Investor Class shares of the Fund for the fiscal year ended October 31, 2015 were used.
The historical performance of the Composite is not that of Harbor Emerging Markets Equity Fund and is not necessarily indicative of the Fund’s future results. The Fund commenced operations on November 1, 2013 and the Fund’s actual performance may vary significantly from the past performance of the Composite. While the accounts comprising the Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, none of the accounts currently comprising the composite are subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the accounts in the Composite, they may have had an adverse effect on the performance results of the Composite. However, Oaktree does not believe that such accounts would have been managed in a significantly different manner had they been subject to such investment limitations, diversification requirements and other restrictions.

oaktree emerging markets equity composite*
	For the Periods Ended December 31, 2015
Composite*	1 Year	3 Years	Since Inception
Composite net of all Institutional Class operating expenses	-20.02%	-9.04%	-6.17%
Composite net of all Administrative Class operating expenses	-20.22	-9.27	-6.42
Composite net of all Investor Class operating expenses	-20.32	-9.38	-6.53
Composite net of all Retirement Class operating expenses	-19.99	-9.01	-6.14
Composite gross of all operating expenses	-19.07	-7.97	-5.07
MSCI Emerging Markets (ND) Index**	-14.92	-6.76	-5.51

	For the Periods Ended December 31:
	2011***	2012	2013	2014	2015
Composite net of all Institutional Class operating expenses	-19.34	23.65	0.57	-6.44	-20.02
Composite net of all Administrative Class operating expenses	-19.45	23.33	0.31	-6.68	-20.22
Composite net of all Investor Class operating expenses	-19.50	23.18	0.19	-6.79	-20.32
Composite net of all Retirement Class operating expenses	-19.33	23.70	0.61	-6.40	-19.99
Composite gross of all operating expenses	-18.87	25.11	1.76	-5.34	-19.07
MSCI Emerging Markets (ND) Index**	-19.13	18.22	-2.60	-2.19	-14.92

*	This is not the performance of Harbor Emerging Markets Equity Fund. As of December 31, 2015, the Composite was composed of 17 accounts, totaling approximately $3.0 billion. The inception date of the Composite was July 1, 2011.
**	The MSCI Emerging Markets (ND) Index is a market capitalization weighted index of equity securities in more than 20 emerging market economies. This unmanaged index does not reflect fees and expenses and is not available for direct investment.
***	For the period July 1, 2011 (inception) through December 31, 2011.
29

Your Harbor Funds Account
Choosing a Share Class

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at harborfunds.com.
Each of the Harbor funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Funds’ separate share classes have different expenses and, as a result, their investment performances will differ. When choosing a share class, you should consider the factors below:
Not all classes are available for all Harbor funds.
Institutional Class	Available to individual and institutional investors
■ No 12b-1 fee
■ Transfer agent fee of up to 0.08% of average daily net assets
■ $50,000 minimum investment in each Fund

Administrative Class	Administrative Class shares are available only to employer-sponsored retirement or benefit plans and other non-retirement accounts maintained by financial intermediaries. Employer-sponsored retirement or benefit plans include: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans. Administrative Class shares are not available through personal plans, such as individual retirement accounts (IRAs), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary.
■ 12b-1 fee of up to 0.25% of average daily net assets
■ Transfer agent fee of up to 0.08% of average daily net assets
■ $50,000 minimum investment in each Fund for accounts maintained by financial intermediaries
■ No minimum investment for employer-sponsored retirement or benefit plans

Investor Class	Available to individual and institutional investors
■ 12b-1 fee of up to 0.25% of average daily net assets
■ Transfer agent fee of up to 0.20% of average daily net assets
■ $2,500 minimum investment for regular accounts and $1,000 minimum for IRA and UTMA/UGMA accounts

Retirement Class	Retirement Class shares are available only to employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans. These employer-sponsored retirement or benefit plans must be maintained by Harbor Funds at an omnibus or plan level rather than at the underlying plan participant level to be eligible for the Retirement Class shares. Retirement Class shares are not available through personal plans, such as individual retirement accounts (IRAs), SEP IRA, Simple IRAs or individual 403(b) plans.
■ No 12b-1 fee
■ Transfer agent fee of up to 0.03% of average daily net assets
■ No minimum investment
Meeting the minimum investment for a share class means you have purchased and maintained shares with a value at the time of purchase that is at least equal to that minimum investment amount. Redemptions out of your account can cause your account to fail to meet the minimum investment amount requirement. Changes in the market value of your account alone will not cause your account to either meet the minimum investment amount or fall below the minimum investment amount. See “Accounts Below Share Class Minimums.”
30

Your Harbor Funds Account
Choosing a Share Class

Distribution and Service (12b-1) Fees
Harbor Funds has adopted a distribution plan for each Fund’s Administrative and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the Funds pay distribution and service fees to Harbor Funds Distributors, Inc. (the “Distributor”) for the sale, distribution and servicing of the Administrative and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies, which maintain accounts in Harbor Funds for their customers. Because the Funds pay these fees out of the Administrative and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Administrative and Investor Class shares and may cost you more than paying other types of sales charges.

Transfer Agent Fees
The Funds pay Harbor Services Group, Inc. (“Shareholder Services”) transfer agent fees (specified above) on a per-class basis for its services as shareholder servicing agent for each Fund. For each class except for the Retirement Class of shares, Shareholder Services uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., quarterly) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.
31

Your Harbor Funds Account
Minimum Investment Exceptions

Institutional Class
You may purchase Institutional Class shares, notwithstanding the $50,000 minimum investment amount, if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.
(a)	Shareholders who held shares of Harbor Funds on October 31, 2002 and have maintained a balance in a Harbor Funds account (hereinafter referred to as “original shareholders” or “grandfathered shareholders”). You will lose your “grandfathered” status if you deplete your account to a zero balance.
(b)	Shareholders who received all or a portion of a grandfathered account due to death, divorce, a partnership dissolution, or as a gift of shares to a charitable organization.
(c)	Current officers, partners, employees or registered representatives of financial intermediaries which have entered into sales agreements with the Distributor.
(d)	Members of the immediate family living in the same household of any of the persons included in items (a), (b) or (c).
(e)	Current trustees and officers of Harbor Funds.
(f)	Current partners and employees of legal counsel to Harbor Funds.
(g)	Current directors, officers or employees of the Adviser and its affiliates.
(h)	Current directors, officers, or employees of any Subadviser to any Harbor Funds.
(i)	Members of the immediate family of any of the persons included in items (e), (f), (g) or (h).
(j)	Any trust, custodian, pension, profit-sharing or other benefit plan of the foregoing persons.
(k)	Employer-sponsored retirement plan participants that transfer into a separate account with Harbor Funds within 60 days from withdrawal out of their employer-sponsored retirement plan account at Harbor Funds.
(l)	Individuals that transfer directly into a separate account with Harbor Funds from an omnibus account at Harbor Funds, provided those individuals beneficially owned shares of the same Harbor fund through the omnibus account for a reasonable period of time, as determined by the Distributor, prior to the transfer.
(m)	Certain wrap and other types of fee-based accounts for the benefit of clients of investment professionals or other financial intermediaries adhering to standards established by the Distributor.
(n)	Employer-sponsored retirement plans and omnibus accounts established by financial intermediaries where the investment in each Fund is expected to meet the minimum investment amount within a reasonable time period as determined by the Distributor.
(o)	Participants in an employer-sponsored retirement plan or 403(b) plan or 457 plan if (i) their employer has made special arrangements for the plan to operate as a group with other plans through a single broker, dealer or financial intermediary; and (ii) all participants in the plan purchase shares of a Harbor fund through that single broker, dealer or other financial intermediary.
(p)	Certain family trust accounts adhering to standards established by the Distributor.

Administrative Class
You may purchase Administrative Class shares, notwithstanding the $50,000 minimum investment amount, if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.
(a)	Employer-sponsored retirement or benefit plans, including: qualified retirement plans, plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, profit-sharing plans, cash balance plans, money purchase pension plans, nonqualified deferred compensation plans and retiree health benefit plans.
(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Investor Class
Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Harbor fund.
32

Your Harbor Funds Account
How to Purchase Shares

Harbor Funds will not accept cash, money orders, cashier’s checks, official checks, starter checks, third-party checks, credit card convenience checks, traveler’s checks or checks drawn on banks outside the U.S.
Harbor Funds does not issue share certificates.
All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or Automated Clearing House (“ACH”) for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.
Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice, including if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.
The Funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
Open a new account	Add to an existing account
Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Complete the investment slip included with your most recent confirmation or statement.
Make your check payable to: “Harbor Funds.”
Shares purchased by check may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 10 business days after the purchase of such shares to make sure the funds from your account have cleared.
If your check does not clear for any reason, Shareholder Services will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
Add to an existing account
You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.
Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
If you are unable to access our automated telephone service or a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our website.
You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call a Shareholder Services Representative at 800-422-1050 to request an Account Services form to add these instructions to your account or you may download the form from our website at harborfunds.com. You may also establish banking instructions online if you are registered for online access.
33

Your Harbor Funds Account
How to Purchase Shares

By Wire
Wire to:
State Street Bank and
Trust Company
Boston, MA
ABA#: 0110 0002 8
Acct: DDA #3018-065-7 Supply Fund name, share class, account registration and account number
Open a new account	Add to an existing account
Send the completed account application to Shareholder Services at the address listed under “By Mail.”	Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.
Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.
Call a Shareholder Services Representative at 800-422-1050 if you are sending a wire of $100,000 or more.

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
Add to an existing account
If you have established online access for your account, you may submit an order to purchase shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.
Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.
You must have banking instructions already established on your account to purchase shares through the online account access system. If banking instructions were not established at the time you opened your account, you may add them to your account via the online account access system or you may download the Account Services form from our website and send it by mail.

Through A Financial Intermediary
You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Institutional, Administrative and/or Investor Classes of shares of the Funds and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional, Administrative and/or Investor Classes of shares of the Funds through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels. No compensation may be paid by the Distributor, Shareholder Services and/or the Adviser or their affiliates to unaffiliated financial intermediaries for distribution of the Retirement Class of shares of the Funds or for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Retirement Class of shares of the Funds through accounts that are maintained by the financial intermediaries.
Harbor Funds, the Distributor, and Shareholder Services are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).
34

Your Harbor Funds Account
How to Exchange Shares

An exchange is a redemption of shares from one Harbor fund and a purchase of shares into another Harbor fund and may be subject to a redemption fee.
Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.
Class-to-class exchanges within the same Fund, however, are generally not taxable.
All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.
The exchange privilege is not intended as a means for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Fund. You should consider the differences in investment objectives and expenses of a Fund before making an exchange.
Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.
INSTITUTIONAL CLASS SHAREHOLDERS
This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.
If you are an original shareholder (a shareholder of any Harbor fund as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor fund.
If you are not an original shareholder, you must meet the minimum initial investment requirements for each Fund.
ADMINISTRATIVE CLASS SHAREHOLDERS
You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor fund available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class of another Harbor fund if such class of shares is available through your retirement plan or financial intermediary.
INVESTOR CLASS SHAREHOLDERS
If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of any Harbor fund that does not currently offer Investor Class shares. Your exchanges out of any Harbor fund that does not currently offer Investor Class shares into another Harbor fund would be subject to the minimum investment requirements for the Fund and class to be acquired.
RETIREMENT CLASS SHAREHOLDERS
You may exchange your shares of the Retirement Class for Retirement Class shares of any other Harbor fund available through your retirement plan. In addition, you may exchange your shares of the Retirement Class shares for shares of the Institutional, Administrative or Investor Class of another Harbor fund if such class of shares is available through your retirement plan.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
You may mail an exchange request to Shareholder Services. Indicate the name of the Fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.
35

Your Harbor Funds Account
How to Exchange Shares

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
If you are unable to access our automated telephone service or reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our website.

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
If your account has Internet exchange privileges, you may submit an order to exchange shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

Through A Financial Intermediary
You may exchange Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward exchange orders to the Funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Institutional, Administrative and/or Investor Classes of shares of the Funds and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional, Administrative and/or Investor Classes of shares of the Funds through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels. No compensation may be paid by the Distributor, Shareholder Services and/or the Adviser or their affiliates to unaffiliated financial intermediaries for distribution of the Retirement Class of shares of the Funds or for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Retirement Class of shares of the Funds through accounts that are maintained by the financial intermediaries.
Harbor Funds, the Distributor, and Shareholder Services are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).
36

Your Harbor Funds Account
How to Sell Shares

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.
A Medallion signature guarantee may be required. See “Shareholder and Account Policies” for more information.
All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Each Fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via Automated Clearing House (“ACH”) to the current banking instructions already on file.
If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.
For information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Harbor Funds and Shareholder Services do not pay interest on redemption proceeds.
Redemption proceeds sent by check that are not cashed within 180 days may be reinvested (without interest) in your account in the same Fund from which they were redeemed at the current day’s net asset value (“NAV”). Redemption proceeds that are reinvested are subject to the risk of loss like any Fund investment. Additionally, if redemption checks are not cashed within 180 days, your account options will be changed to have future dividend and capital gains distributions reinvested.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
You may mail a written redemption request to Shareholder Services. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.
Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
If you are unable to access our automated telephone service or reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our website.
37

Your Harbor Funds Account
How to Sell Shares

By Internet
Visit our website at:
harborfunds.com
Please make note of your confirmation number when transacting via the Internet.
If your account has Internet redemption privileges, you may submit an order to redeem shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.
Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.

Through A Financial Intermediary
You may redeem Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward redemption requests to the Funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Institutional, Administrative and/or Investor Classes of shares of the Funds and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional, Administrative and/or Investor Classes of shares of the Funds through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels. No compensation may be paid by the Distributor, Shareholder Services and/or the Adviser or their affiliates to unaffiliated financial intermediaries for distribution of the Retirement Class of shares of the Funds or for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Retirement Class of shares of the Funds through accounts that are maintained by the financial intermediaries.
Harbor Funds, the Distributor, and Shareholder Services are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).
38

Shareholder and Account Policies

Transaction and Account Policies
Important Information About Opening an Account
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless this information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:
■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes may be used as a mailing address); and
■	Social Security number, taxpayer identification number or other identifying number.
You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.
Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. If the NAV on the redemption date is lower than the NAV on your original purchase date, you will receive less than your original investment amount when the account is closed.

Rights Reserved by Harbor Funds
Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone, the Internet or mail; (2) to refuse any purchase or exchange order for any reason; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering Fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.
These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.
If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until (and calculate a Fund’s NAV as of) the normally scheduled close of regular trading on the NYSE for that day.

Important Information Regarding State Escheatment Laws
Mutual fund accounts can be considered abandoned property. States increasingly are looking at inactive mutual fund accounts as possible abandoned or unclaimed property. Under certain circumstances, Harbor Funds may be legally obligated to escheat (or transfer) an investor’s account to the appropriate state’s unclaimed property administrator. Harbor Funds will not be liable to investors or their representatives for good faith compliance with state unclaimed or abandoned property (escheatment) laws. If you invest in a Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state escheatment laws.
Escheatment laws vary by state, and states have different criteria for defining inactivity and abandoned property. Generally, a mutual fund account may be subject to “escheatment” (i.e., considered to be abandoned or unclaimed property) if the account owner has not initiated any activity in the account or contacted the Funds for an “inactivity period” as specified in applicable state laws. If a Fund is unable to establish contact with an investor, the Fund will determine whether the investor’s account must legally be considered abandoned and whether the assets in the account must be transferred to the appropriate state’s unclaimed property administrator. Typically, an investor’s last known address of record determines the state that has jurisdiction.
39

Shareholder and Account Policies

We strongly encourage you to contact us at least once every year, or sooner, to review your account information. Below are ways in which you can assist us in safeguarding your Fund investments.
■	If you have established online access for your account, log in to your account at harborfunds.com to view your account information. Please note, simply visiting our public website may not establish contact with us under state escheatment laws.
■	Call one of our Shareholder Services Representatives at 800-422-1050 Monday through Friday from 8:00 am to 6:00 pm Eastern time.
■	Take action on letters received in the mail from Harbor Funds concerning account inactivity, outstanding checks and/or escheatment or abandoned property and follow the directions in these letters. To avoid escheatment, we advise that you promptly respond to any such letters.

Excessive Trading/Market-Timing
Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to identify and discourage excessive short-term trading.
Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap securities or high-yield bonds. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.
The Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.
You may make up to four round trips in the same Fund in a 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30-day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those same shares on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30-day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.
Harbor Funds will limit, for a period of 60 days, future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may ban a shareholder from opening new accounts or adding to existing accounts in any Harbor fund. Funds at greater risk for frequent trading activity impose a redemption fee on shares redeemed within short periods of time. As described under “Pricing of Fund Shares,” Harbor Funds has also implemented fair value pricing procedures, which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Purchases placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy may be rejected by a Fund.
The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iii) purchases of shares in retirement accounts with participant
40

Shareholder and Account Policies

payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of distributions (dividends and capital gains); (vi) transactions initiated through an automatic investment, exchange or withdrawal plan; (vii) transactions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.
When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.
In addition, some financial intermediaries may impose their own restrictions on short-term trading that may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.
For those Funds that charge a redemption fee, Harbor Funds seeks to apply its redemption fee policy to all accounts except those accounts identified as exempt in the respective Fund’s prospectus under “Redemption Fees.” In some cases, Harbor Funds permits financial intermediaries to charge redemption fees in accordance with their own policies in place of Harbor Funds’ when Harbor Funds determines that the intermediary’s redemption fee policy is reasonably designed to discourage short-term trading. Redemption fees withheld by the intermediary are paid back to the respective Fund. Certain intermediaries are not subject to the redemption fee policy because they do not have the capability to apply the redemption fee to their underlying customers’ accounts. There is no assurance that Harbor Funds will successfully identify all intermediaries that are subject to the redemption fee policy and no assurance that intermediaries that do assess redemption fees will do so properly or consistently.
The trading history of accounts under common ownership or control within any of the Harbor funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a Fund.

Portfolio Holdings Disclosure Policy
Each Fund’s full portfolio holdings are published quarterly on the 15th day (30th day for Harbor Diversified International All Cap Fund) following quarter end on harborfunds.com. In addition, the Funds’ top ten (top twenty for Harbor Diversified International All Cap Fund) portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day (15th day for Harbor Diversified International All Cap Fund) following quarter end on harborfunds.com. This information is available on Harbor Funds’ website for the entire quarter.
Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

Pricing of Fund Shares
Each Fund’s share price, called its net asset value, or NAV, per share, is generally calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is generally not calculated, and the Funds generally
41

Shareholder and Account Policies

do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.
If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate a Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. Harbor Funds may elect to remain open and price Fund shares on days when the NYSE is closed but the primary securities markets on which the Funds’ securities trade remain open.
Each of the Funds generally values portfolio securities and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or independent pricing vendors. In the case of fixed income securities and non-exchange traded derivative instruments, market value is generally determined using prices provided by independent pricing vendors. The prices provided by independent pricing vendors reflect the pricing vendor’s assessment using various market inputs of what it believes are the fair market values of the securities at the time of pricing. Those market inputs include recent transaction prices and dealer quotations for the securities, transaction prices for what the independent pricing vendor believes are similar securities and various relationships between factors such as interest rate changes and security prices that are believed to affect the prices of individual securities. Because many fixed income securities trade infrequently, the independent pricing vendor often does not have as a market input current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the independent pricing vendor’s evaluation process, which means that the price supplied by the pricing vendor may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Exchange-traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from independent pricing vendors. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.
When reliable market quotations or prices supplied by an independent pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are generally priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by an independent pricing vendor for the same securities. This means the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or prices supplied by an independent pricing vendor. The fair value prices used by a Fund may also differ from the prices that the Fund could obtain for those securities if the Fund were to sell those securities at the time the Fund determines its NAV.
Current day share prices are normally available after 7:00 p.m. Eastern time by calling our automated telephone service at 800-422-1050 or visiting harborfunds.com.

Paying for Shares by Check
If you purchase Fund shares by check:
■	Make your check payable to: “Harbor Funds.”
■	No third-party checks, starter checks, money orders, cashier’s checks, official checks, credit card convenience checks, traveler’s checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, Shareholder Services will cancel your purchase and deduct $25 from your Harbor Funds account. You also may be prohibited from future purchases.
■	Although you can redeem shares at any time, proceeds may not be made available to you until the
42

Shareholder and Account Policies

Fund collects payment for your purchase. This may take up to 10 business days for shares purchased by check, up to 3 business days for shares purchased by ACH or up to 1 business day for shares purchased by wire.

In-Kind Redemptions
Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in-kind would be valued for this purpose by the same method as is used to calculate the Fund’s net asset value per share. Redemptions, whether made in cash or in-kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

Accounts Below Share Class Minimums
If due to redemptions, your account balance falls below the required minimum investment for the class of shares in which you are invested, Shareholder Services may request that the account balance be increased or the account will be liquidated. If your account balance is not increased within 60 days, Shareholder Services reserves the right to redeem your account in full at the then current NAV. For those Harbor funds with a $50,000 Institutional Class minimum required investment, Shareholder Services reserves the right to exchange your Institutional Class shares at the then current NAV for shares of that Fund’s Investor Class.
Shareholders seeking to establish accounts with amounts that are below the $50,000 Institutional Class minimum required investment for the applicable Harbor fund and who are not eligible for an exemption or waiver of this minimum will automatically be invested in the Investor Class shares for that Fund.

Statements and Reports
You will receive a confirmation statement from Harbor Funds after each transaction affecting your account unless your account is maintained by a financial intermediary. Shareholders participating in an automatic plan, however, will receive only quarterly confirmations for all transactions occurring during the relevant quarter. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact a Shareholder Services Representative regarding any errors or discrepancies.
The Funds produce financial reports, which include a list of each Fund’s portfolio holdings semi-annually, and update their prospectuses at least annually.
Unless you instruct Harbor Funds otherwise by contacting a Shareholder Services Representative, the Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call a Shareholder Services Representative at 800-422-1050 if you would like to receive additional copies of these documents. Individual copies will be sent within 30 days after Shareholder Services receives your instructions. Your consent to householding is considered valid until revoked.

Signature Guarantees
Harbor Funds believes that certain redemption instructions may involve a greater risk of potential fraud. In seeking to ensure that the redemption instructions are genuine, Harbor Funds requires that the shareholder obtain and provide a Medallion signature guarantee to Harbor Funds with the instructions. A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers.
A Medallion signature guarantee is required if any of the following is applicable:
■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address that has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds sent by wire or ACH to a bank account other than a bank account of record.
Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion.
43

Shareholder and Account Policies

A Medallion signature guarantee may be refused if any of the following is applicable:
■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.
How to Obtain a Medallion Signature Guarantee
A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.
If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature. In its discretion, Shareholder Services may accept such an authentication in lieu of a Medallion signature guarantee.
44

Shareholder and Account Policies

You may receive dividend and capital gain distributions in cash or reinvest them. Dividend and capital gain distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.
This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.
Dividends, Distributions and Taxes
Each Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Fund declares and pays any dividends from net investment income and capital gains at least annually in December. Each Fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. Each Fund expects distributions, if any, to be from capital gains and/or net investment income.
For U.S. federal income tax purposes, distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on their source and other factors, and distributions of net short-term capital gain are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so reported by a Fund and certain other conditions, including holding period requirements, are met by the Fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 15% or 20% U.S. federal income tax rate (depending on whether the individual’s income exceeds certain threshold amounts), as discussed in detail in the Funds’ Statement of Additional Information. As described in the Funds’ Statement of Additional Information, this maximum 15% or 20% rate will not apply to dividends from certain non-U.S. corporations. Dividends and distributions are taxable, whether you receive them in cash or reinvest them in additional Fund shares.
Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in the NAV of the Fund, whether or not you reinvested the dividends. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (excluding any market change). You would still have an investment worth only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you would owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.
When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. Early each year, each Fund will send you information about the Fund’s dividends and distributions and any shares you sold during the previous calendar year unless your account is maintained by a financial intermediary.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service (“IRS”), you may be subject to a backup withholding tax, currently at a rate of 28%, on your dividends and capital gain distributions, redemptions, exchanges and any other payments to you. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends or otherwise “withholdable payments” from a Fund, as discussed in detail in the Funds’ Statement of Additional Information.
Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:
■	Postal or other delivery service is unable to deliver checks to the address of record;
■	Dividends and capital gain distributions are not cashed within 180 days; or
■	Bank account of record is no longer valid.
Dividends and capital gain distribution checks that are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any Fund investment.
Harbor Funds and Shareholder Services do not have any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

Cost Basis
Beginning with tax reporting for calendar year 2012, Harbor Funds is required to report cost basis information to you and to the IRS on Form 1099-B for shares acquired after January 1, 2012. Shares acquired after January 1, 2012 are called “covered” shares. Shares acquired prior to January 1, 2012 are called “noncovered”
45

Shareholder and Account Policies

shares, and cost basis information for noncovered shares will not be reported to the IRS. Covered and noncovered shares will each have their own cost basis.
Harbor Funds offers average cost basis information to shareholders for noncovered shares, as a courtesy, on the 1099-B form in addition to the required cost basis information for covered shares. The average cost method calculates your gain or loss on shares sold based on the average cost per share. We have been providing average cost information to you for informational purposes on your Form 1099-B for several years.
Under the 2012 regulations, you can select a different cost basis method for the covered shares in your Harbor Funds account. You can do this in one of three ways: (1) log into your Harbor Funds account online and follow the menu steps to select a different cost basis method, (2) download the Cost Basis Election Form and return that form to Harbor Funds by mail or by fax, or (3) contact Harbor Funds at 800-422-1050 to request that a copy of the Cost Basis Election Form be mailed to you for completion and return to Harbor Funds by mail or fax.
If you do not elect a cost basis method, Harbor Funds will use the average cost method for calculating cost basis of your covered shares.
For more information on cost basis and which method is right for you, please contact your tax advisor.
46

Investor Services

Harbor Funds provides a variety of services to manage your account
If you already have a Harbor Funds account, call a Shareholder Services Representative at 800-422-1050 to request an Account Services form to add these features or you may download the form from our website at harborfunds.com.
Online Services
Harborfunds.Com
Our website provides to you, 24 hours a day, access to your account information, the ability to submit transactions, the option to request forms and applications, and offers additional information on each of the Harbor funds.
In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to harborfunds.com and follow the instructions accordingly).
When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.
Transactions submitted through the Internet are subject to the same minimums and terms as other transactions.
Shareholder Services uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information, prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that Shareholder Services uses reasonable procedures to confirm that instructions received through the Internet are genuine, Harbor Funds, Shareholder Services and the Distributor are not liable for acting on these instructions.

Telephone Services
800-422-1050
Our automated telephone service is normally available 24 hours a day. It provides you the ability to submit transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds. Retirement Class accounts are not eligible for automated telephone services.
When you establish an account, you will be granted telephone transaction privileges unless you specifically instruct us otherwise in writing.
Telephone transactions are subject to the same minimums and terms as other transactions.
Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by Shareholder Services. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, Harbor Funds, Shareholder Services, or the Distributor will not be liable for acting in accordance with these instructions.

Retirement Accounts
For information on establishing retirement accounts, please call 800-422-1050 or visit our website at harborfunds.com.
■	Traditional IRA — an individual retirement account. Your contributions may or may not be deductible, depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.
■	Roth IRA — an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.
■	SEP IRA — an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.
■	Other Retirement Plans — The Funds may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.
47

Investor Services

Shareholders participating in an automatic investment, exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.
Harbor Funds may amend or terminate the automatic plans without notice to participating shareholders.
Your automatic investment plan, automatic exchange plan, automatic withdrawal plan, or dividend exchange plan may be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.
Automatic Investment Plan
You may direct Harbor Funds to purchase a specific dollar amount of one or more Funds on a scheduled basis through an ACH transaction by providing valid banking instructions on your account application or Automatic Transactions form.
If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future automatic investment plan purchases.
If you already have a Harbor Funds account, call a Shareholder Services Representative at 800-422-1050 to request an Automatic Transactions form, or you may download the form from our website at harborfunds.com. Additionally, you may establish an automatic investment plan through our website by logging in to your account at harborfunds.com.
By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be higher or lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital gains distribution.
Payroll Deduction Purchase Allocations
You may direct your employer to automatically deduct a specific dollar amount from your paycheck(s) and allocate to one or more Funds on a scheduled basis by completing the Payroll Deduction form. A payroll deduction must first be implemented by your employer before Harbor Funds can establish the purchase allocations.
Automatic Exchange Plan
You may automatically exchange between Harbor funds monthly, every other month, quarterly or annually. The Fund being exchanged out of and the Fund being exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.
Automatic Withdrawal Plan
You may direct Harbor Funds to withdraw a specific dollar amount on a scheduled basis during the year.
If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions depending on the type of account, and you may realize a gain or a loss. To understand how such withdrawals will affect you, you should consult your tax adviser.
Dividend Exchange Plan
You may invest dividends and capital gain distributions from one Fund in shares of another Fund, provided you have opened an account in the other Fund and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Fund are used to purchase shares in another Fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.
48

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single Fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). No financial highlights exist for Harbor Diversified International All Cap Fund, Harbor International Small Cap Fund or the Retirement Class, which commenced operations on November 1, 2015, February 1, 2016 and March 1, 2016, respectively.
HARBOR INTERNATIONAL FUND
	Institutional Class
Year Ended October 31,	2015	2014	2013	2012	2011
Net asset value beginning of period	$ 68.09	$ 70.79	$ 59.12	$ 56.19	$ 59.13
Income from Investment Operations
Net investment income/(loss)[a]	1.22 [e]	1.25	1.24	1.10	1.25
Net realized and unrealized gains/(losses) on investments	(2.22)	(2.45)	11.69	3.15	(3.32)
Total from investment operations	(1.00)	(1.20)	12.93	4.25	(2.07)
Less Distributions
Dividends from net investment income	(1.42)	(1.50)	(1.26)	(1.32)	(0.87)
Distributions from net realized capital gains[1]	—	—	—	—	—
Total distributions	(1.42)	(1.50)	(1.26)	(1.32)	(0.87)
Proceeds from redemption fees	—	—	—*	—*	—*
Net asset value end of period	65.67	68.09	70.79	59.12	56.19
Net assets end of period (000s)	$41,195,827	$43,385,100	$39,828,959	$29,723,443	$25,562,291
Ratios and Supplemental Data (%)
Total return[b]	(1.48)%	(1.69)%	22.19%	7.95%	(3.57)%
Ratio of total expenses to average net assets[2]	0.76	0.76	0.76	0.78	0.79
Ratio of net expenses to average net assets[a]	0.74	0.73	0.74	0.77	0.77
Ratio of net investment income to average net assets[a]	1.80	1.78	1.96	1.96	2.07
Portfolio turnover	25	11	10	11	12

HARBOR INTERNATIONAL GROWTH FUND
	Institutional Class
Year Ended October 31,	2015	2014	2013 [c]	2012	2011
Net asset value beginning of period	$ 12.75	$ 13.01	$ 11.60	$ 11.10	$ 11.98
Income from Investment Operations
Net investment income/(loss)[a]	0.15 [e]	0.16	0.44	0.44	0.06
Net realized and unrealized gains/(losses) on investments	—*	(0.23)	1.67	0.06	(0.72)
Total from investment operations	0.15	(0.07)	2.11	0.50	(0.66)
Less Distributions
Dividends from net investment income	(0.19)	(0.19)	(0.70)	—	(0.22)
Distributions from net realized capital gains[1]	—	—	—	—	—
Total distributions	(0.19)	(0.19)	(0.70)	—	(0.22)
Proceeds from redemption fees	—	—	—*	—*	—*
Net asset value end of period	12.71	12.75	13.01	11.60	11.10
Net assets end of period (000s)	$ 254,461	$ 196,062	$ 196,412	$ 324,404	$ 1,394,916
Ratios and Supplemental Data (%)
Total return[b]	1.22%	(0.54)%	19.09%	4.50%	(5.63)%
Ratio of total expenses to average net assets[2]	0.89	0.88	0.93	0.87	0.87
Ratio of net expenses to average net assets[a]	0.85	0.85	0.89	0.87	0.86
Ratio of net investment income to average net assets[a]	1.19	1.23	1.38	1.22	0.61
Portfolio turnover	20	30	166	70	112
See page 51 for notes to the Financial Highlights.
49

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ most recent annual report to shareholders, which is available upon request.

Administrative Class					Investor Class
2015	2014	2013	2012	2011	2015	2014	2013	2012	2011
$ 67.48	$ 70.18	$ 58.63	$ 55.72	$ 58.67	$ 67.23	$ 69.92	$ 58.42	$ 55.51	$ 58.44

1.04 [e]	1.91 [d]	1.03	0.99	1.07	0.96 [e]	1.07	1.01	0.87	1.01
(2.20)	(3.27)	11.63	3.09	(3.27)	(2.19)	(2.51)	11.54	3.14	(3.27)
(1.16)	(1.36)	12.66	4.08	(2.20)	(1.23)	(1.44)	12.55	4.01	(2.26)

(1.00)	(1.34)	(1.11)	(1.17)	(0.75)	(1.14)	(1.25)	(1.05)	(1.10)	(0.67)
—	—	—	—	—	—	—	—	—	—
(1.00)	(1.34)	(1.11)	(1.17)	(0.75)	(1.14)	(1.25)	(1.05)	(1.10)	(0.67)
—	—	—*	—*	—*	—	—	—*	—*	—*
65.32	67.48	70.18	58.63	55.72	64.86	67.23	69.92	58.42	55.51
$831,967	$961,478	$2,896,387	$2,210,914	$2,071,762	$3,756,852	$4,786,270	$5,279,866	$4,169,704	$3,524,376

(1.73)%	(1.93)%	21.87%	7.67%	(3.82)%	(1.84)%	(2.05)%	21.76%	7.54%	(3.93)%
1.01	1.01	1.01	1.03	1.04	1.13	1.13	1.13	1.15	1.16
0.99	0.98	0.99	1.02	1.02	1.11	1.10	1.11	1.14	1.14
1.54	1.85	1.66	1.71	1.83	1.43	1.46	1.60	1.60	1.70
25	11	10	11	12	25	11	10	11	12

Administrative Class					Investor Class
2015	2014	2013 [c]	2012	2011	2015	2014	2013 [c]	2012	2011
$ 12.66	$ 12.93	$ 11.52	$ 11.06	$ 11.94	$ 12.64	$ 12.89	$ 11.50	$ 11.05	$ 11.94

0.15 [e]	(0.08)	0.01	0.11	0.02	0.10 [e]	—*	0.06	0.05	(0.18)
(0.03)	(0.03)	2.07	0.35	(0.71)	—*	(0.11)	1.99	0.40	(0.53)
0.12	(0.11)	2.08	0.46	(0.69)	0.10	(0.11)	2.05	0.45	(0.71)

(0.15)	(0.16)	(0.67)	—	(0.19)	(0.14)	(0.14)	(0.66)	—	(0.18)
—	—	—	—	—	—	—	—	—	—
(0.15)	(0.16)	(0.67)	—	(0.19)	(0.14)	(0.14)	(0.66)	—	(0.18)
—	—	—*	—*	—	—	—	—*	—*	—*
12.63	12.66	12.93	11.52	11.06	12.60	12.64	12.89	11.50	11.05
$ 329	$ 675	$ 919	$ 1,027	$ 1,287	$ 15,978	$ 17,429	$ 20,458	$ 20,203	$ 25,291

0.96%	(0.83)%	18.89%	4.16%	(5.90)%	0.81%	(0.85)%	18.60%	4.07%	(6.04)%
1.14	1.13	1.18	1.12	1.12	1.26	1.25	1.30	1.24	1.25
1.10	1.10	1.14	1.12	1.11	1.22	1.22	1.26	1.24	1.23
1.20	1.08	1.09	0.90	0.34	0.79	0.87	0.98	0.80	0.12
20	30	166	70	112	20	30	166	70	112
50

Financial Highlights

HARBOR GLOBAL GROWTH FUND
	Institutional Class
Year Ended October 31,	2015	2014	2013	2012	2011
Net asset value beginning of period	$ 23.79	$ 23.78	$ 17.99	$ 15.88	$ 18.07
Income from Investment Operations
Net investment income/(loss)[a]	(0.01) [e]	0.05	0.08	0.06	0.07
Net realized and unrealized gains/(losses) on investments	0.65	2.18	6.26	2.05	(0.30)
Total from investment operations	0.64	2.23	6.34	2.11	(0.23)
Less Distributions
Dividends from net investment income	(0.03)	(0.07)	(0.06)	—	(0.16)
Distributions from net realized capital gains[1]	(2.57)	(2.15)	(0.49)	—	(1.81)
Total distributions	(2.60)	(2.22)	(0.55)	—	(1.97)
Proceeds from redemption fees	—	—	—*	—*	0.01
Net asset value end of period	21.83	23.79	23.78	17.99	15.88
Net assets end of period (000s)	$34,402	$26,601	$24,734	$16,290	$13,772
Ratios and Supplemental Data (%)
Total return[b]	2.97%	10.08%	36.24%	13.29%	(2.02)%
Ratio of total expenses to average net assets[2]	1.01	1.08	1.24	1.60	1.68
Ratio of net expenses to average net assets[a]	0.90	0.90	0.90	0.96	1.00
Ratio of net investment income to average net assets[a]	(0.06)	0.22	0.44	0.39	(0.01)
Portfolio turnover	106	141	110	91	107

HARBOR EMERGING MARKETS EQUITY FUND
	Institutional Class		Administrative Class		Investor Class
Year Ended October 31,	2015	2014	2015	2014	2015	2014
Net asset value beginning of period	$ 10.05	$ 10.00	$ 10.03	$10.00	$ 10.01	$10.00
Income from Investment Operations
Net investment income/(loss)[a]	0.08 [e]	0.05	0.04 [e]	0.05	0.04 [e]	0.03
Net realized and unrealized gains/(losses) on investments	(2.19)	—*	(2.18)	(0.02)	(2.18)	(0.02)
Total from investment operations	(2.11)	0.05	(2.14)	0.03	(2.14)	0.01
Less Distributions
Dividends from net investment income	(0.05)	—	(0.02)	—	(0.02)	—
Distributions from net realized capital gains[1]	—	—	—	—	—	—
Total distributions	(0.05)	—	(0.02)	—	(0.02)	—
Net asset value end of period	7.89	10.05	7.87	10.03	7.85	10.01
Net assets end of period (000s)	$41,927	$27,294	$ 197	$ 250	$ 406	$ 454
Ratios and Supplemental Data (%)
Total return[b]	(21.10)%	0.50%	(21.36)%	0.30%	(21.45)%	0.10%
Ratio of total expenses to average net assets[2]	1.47	2.34	1.72	2.59	1.84	2.71
Ratio of net expenses to average net assets[a]	1.17	1.25	1.43	1.50	1.55	1.62
Ratio of net investment income to average net assets[a]	0.90	0.78	0.49	0.47	0.40	0.45
Portfolio turnover	58	50	58	50	58	50

*	Less than $0.01
1	Includes both short-term and long-term capital gains.
2	Percentage does not reflect reduction for credit balance arrangements.
a	Reflects the Adviser’s waiver, if any, of its management fees and/or other operating expenses.
b	The total returns would have been lower had certain expenses not been waived during the periods shown.
c	Effective May 21, 2013, Harbor International Growth Fund appointed Baillie Gifford Overseas Limited as its Subadviser.
d	The amount shown for a share outstanding does not correspond with the aggregate net investment income/(loss) for the period due to the timing of the sales and purchases of shares in relation to fluctuating market values of the investments of the Fund.
e	Amounts are allocated based upon average shares outstanding during the period.
51

Administrative Class					Investor Class
2015	2014	2013	2012	2011	2015	2014	2013	2012	2011
$23.63	$23.65	$17.90	$15.83	$18.03	$ 23.51	$23.54	$17.83	$15.80	$17.99

(0.07) [e]	0.01	0.04	0.03	(0.02)	(0.10) [e]	(0.03)	0.01	(0.01)	0.07
0.66	2.14	6.22	2.04	(0.25)	0.65	2.15	6.20	2.04	(0.36)
0.59	2.15	6.26	2.07	(0.27)	0.55	2.12	6.21	2.03	(0.29)

—	(0.02)	(0.02)	—	(0.12)	—	—*	(0.01)	—	(0.10)
(2.57)	(2.15)	(0.49)	—	(1.81)	(2.57)	(2.15)	(0.49)	—	(1.81)
(2.57)	(2.17)	(0.51)	—	(1.93)	(2.57)	(2.15)	(0.50)	—	(1.91)
—	—	—*	—*	—	—	—	—*	—*	0.01
21.65	23.63	23.65	17.90	15.83	21.49	23.51	23.54	17.83	15.80
$1,198	$ 802	$ 562	$ 371	$ 285	$13,693	$8,584	$5,988	$3,189	$1,294

2.74%	9.77%	35.89%	13.08%	(2.32)%	2.57%	9.68%	35.76%	12.85%	(2.36)%
1.26	1.33	1.49	1.85	1.93	1.38	1.45	1.61	1.98	2.06
1.15	1.15	1.15	1.21	1.25	1.27	1.27	1.27	1.30	1.37
(0.31)	(0.01)	0.17	0.14	(0.27)	(0.44)	(0.17)	0.04	(0.01)	(0.39)
106	141	110	91	107	106	141	110	91	107

52

Harbor International & Global Funds Details

Share prices are available on our website at harborfunds.com or by calling 800-422-1050 after 7:00 p.m. Eastern time.
Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at harborfunds.com.
	NUMBER	TICKER SYMBOL	CUSIP NUMBER
International & Global Funds
Harbor International Fund
Institutional Class	2011	HAINX	411511306
Administrative Class	2211	HRINX	411511652
Investor Class	2411	HIINX	411511645
Retirement Class	2511	HNINX	411512445
Harbor Diversified International All Cap Fund
Institutional Class	2038	HAIDX	411512593
Administrative Class	2238	HRIDX	411512585
Investor Class	2438	HIIDX	411512577
Retirement Class	2538	HNIDX	411512437
Harbor International Small Cap Fund
Institutional Class	2039	HAISX	411512569
Administrative Class	2239	HRISX	411512551
Investor Class	2439	HIISX	411512544
Retirement Class	2539	HNISX	411512536
Harbor International Growth Fund
Institutional Class	2017	HAIGX	411511801
Administrative Class	2217	HRIGX	411511637
Investor Class	2417	HIIGX	411511629
Retirement Class	2517	HNGFX	411512429
Harbor Global Growth Fund
Institutional Class	2030	HGGAX	411512874
Administrative Class	2230	HRGAX	411512866
Investor Class	2430	HGGIX	411512858
Retirement Class	2530	HNGIX	411512411
Harbor Emerging Markets Equity Fund
Institutional Class	2036	HAEMX	411512692
Administrative Class	2236	HREMX	411512684
Investor Class	2436	HIEEX	411512676
Retirement Class	2536	HNEMX	411512395

Updates Available
For updates on the Harbor Funds following the end of each calendar quarter, please visit our website at harborfunds.com.
53

Notes

Notes

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050
harborfunds.com
For more information
For investors who would like more information about Harbor Funds, the following documents are available upon request:
Annual/Semi-Annual Reports
Additional information about the Funds’ investments is available in the Harbor Funds annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.
Free copies of the annual and semi-annual reports, the SAI, and other information and answers to questions about the Funds are available:

On the Internet:	harborfunds.com
By Telephone:	800-422-1050
By Mail:	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202-551-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	www.sec.gov
By E-Mail (for a fee):	publicinfo@sec.gov
By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C. 20549-1520

This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the Funds are registered for sale.
Investment Company Act File No. 811-4676	FD.P.IG.0316
Trustees & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Rodger F. Smith
Trustee
Ann M. Spruill
Trustee
Charles F. McCain
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
Susan A. DeRoche
Assistant Secretary
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
Independent Registered Public Accounting Firm
Ernst & Young LLP
155 North Wacker Drive
Chicago, IL 60606